AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 47.5%			CDW LLC / CDW Finance Corp.
			5.500%, 12/01/24	$331,000	$349,619
Financials - 11.3%
			Charter Communications Operating LLC / Charter
Aircastle, Ltd.			Communications Operating Capital
5.000%, 04/01/23	$170,000	$176,770	4.908%, 07/23/25	356,000	375,968
American Tower Corp.			Cheniere Corpus Christi Holdings LLC
4.400%, 02/15/26	337,000	352,020	5.875%, 03/31/25	175,000	190,750
Bank of America Corp., MTN			Crown Americas LLC / Crown
3.875%, 08/01/25	541,000	560,652	Americas Capital Corp. IV
CIT Group, Inc.			4.500%, 01/15/23	304,000	307,800
5.000%, 08/01/23	25,000	26,281	Crown Americas LLC / Crown
5.000%, 08/15/22	325,000	339,219	Americas Capital Corp. V
CyrusOne, LP / CyrusOne Finance Corp.			4.250%, 09/30/26	62,000	60,140
5.000%, 03/15/24	179,000	183,251	CVS Health Corp.
The Goldman Sachs Group, Inc.			5.125%, 07/20/45	345,000	351,148
3.500%, 11/16/26	555,000	548,116	Diamondback Energy, Inc.
Host Hotels & Resorts, LP			4.750%, 11/01/24	318,000	326,284
Series C			5.375%, 05/31/25	47,000	49,174
4.750%, 03/01/23	346,000	360,898	Exelon Corp.
Iron Mountain US Holdings Inc.			4.950%, 06/15/35	260,000	276,441
5.375%, 06/01/26 [1]	159,000	157,013
			Fidelity National Information Services, Inc.
JPMorgan Chase & Co.			Series 10Y
2.950%, 10/01/26	390,000	381,328	4.250%, 05/15/28	363,000	373,562
MGM Resorts International			General Motors Financial Co., Inc.
7.750%, 03/15/22	333,000	367,965	4.250%, 05/15/23	356,000	362,102
National Rural Utilities Cooperative			The George Washington University,
Finance Corp., MTN			Series 2018
3.250%, 11/01/25	370,000	375,586	4.126%, 09/15/48	543,000	569,961
Visa, Inc.			HCA, Inc.
4.300%, 12/14/45	340,000	375,699	5.000%, 03/15/24	358,000	379,965
Total Financials		4,204,798	Hilton Domestic Operating Co, Inc.
Industrials - 36.2%			4.250%, 09/01/24	370,000	370,229
The ADT Security Corp.			International Paper Co.
			3.000%, 02/15/27[2]	395,000	380,625
6.250%, 10/15/21	167,000	176,026
Antero Resources Corp.			Kaiser Foundation Hospitals
5.125%, 12/01/22	172,000	173,557	3.150%, 05/01/27	377,000	379,515
Aramark Services, Inc.			L Brands Inc.
5.125%, 01/15/24	171,000	175,916	5.625%, 02/15/22	178,000	185,565
AT&T, Inc.			Lennar Corp.
4.250%, 03/01/27	364,000	374,586	4.750%, 11/15/22	354,000	364,992
Automatic Data Processing, Inc.			McDonald's Corp., MTN
3.375%, 09/15/25	540,000	558,944	3.700%, 01/30/26	343,000	354,408
Ball Corp.			Microsoft Corp.
4.875%, 03/15/26	180,000	186,300	3.750%, 02/12/45	357,000	366,647
Briggs & Stratton Corp.			Murphy Oil USA, Inc.
6.875%, 12/15/20	334,000	347,360	6.000%, 08/15/23	167,000	171,801
Burlington Northern Santa Fe LLC			Northrop Grumman Corp.
6.150%, 05/01/37	426,000	545,734	3.200%, 02/01/27	381,000	375,399
CDW LLC / CDW Finance Corp.			NuStar Logistics, LP
5.000%, 09/01/25	20,000	20,575	6.750%, 02/01/21	162,000	169,290

1

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 36.2% (continued)			Metropolitan Transportation Authority,
Oracle Corp.			Transit Improvement
3.800%, 11/15/37	$378,000	$378,868	6.668%, 11/15/39	$250,000	$337,768
Owens Corning			New Jersey Economic Development Authority,
4.200%, 12/15/22	364,000	373,576	Pension Funding, Series A (National Insured)
			7.425%, 02/15/29[3]	293,000	361,190
Penske Automotive Group, Inc.
3.750%, 08/15/20	364,000	364,000	Total Municipal Bonds
			(Cost $2,777,974)		2,824,195
PulteGroup, Inc.
5.500%, 03/01/26	175,000	180,906	U. S. Government and Agency Obligations -
			41.2%
RELX Capital, Inc.
4.000%, 03/18/29	368,000	376,236	Fannie Mae - 26.8%
Sprint Corp.			FNMA
7.250%, 09/15/21	184,000	193,660	3.500%, 11/01/42 to 03/01/46	1,870,113	1,909,340
			4.000%, 12/01/33 to 10/01/43	3,590,508	3,737,534
Teleflex, Inc.			4.500%, 05/01/39 to 08/01/48	3,753,308	3,975,264
4.875%, 06/01/26	173,000	177,109	5.000%, 11/01/43	292,759	315,158
T-Mobile USA, Inc.			Total Fannie Mae		9,937,296
6.500%, 01/15/26	172,000	184,040	Freddie Mac - 4.4%
Toll Brothers Finance Corp.			FHLMC Gold Pool
4.375%, 04/15/23 [2]	185,000	186,156
			3.500%, 02/01/30	462,540	474,070
Verizon Communications Inc.			5.000%, 10/01/36	1,080,414	1,164,782
3.875%, 02/08/29 [2]	727,000	745,084	Total Freddie Mac		1,638,852
Vulcan Materials Co.			U. S. Treasury Obligations - 10.0%
4.500%, 04/01/25	246,000	254,103	United States Treasury Notes
WESCO Distribution, Inc.			2.000%, 11/30/22	1,056,000	1,047,502
5.375%, 06/15/24	175,000	177,844	6.250%, 08/15/23	533,000	621,320
WPX Energy, Inc.			United States Treasury Bonds
5.250%, 09/15/24	168,000	170,520	3.500%, 02/15/39	315,000	357,057
Total Industrials		13,412,485	4.500%, 02/15/36	1,307,000	1,655,857
Total Corporate Bonds and Notes			Total U. S. Treasury Obligations		3,681,736
(Cost $17,555,243)		17,617,283	Total U. S. Government and Agency Obligations
Mortgage-Backed Security - 1.0%			(Cost $15,383,106)		15,257,884
FHLMC Multifamily Structured Pass Through			Short-Term Investments - 3.5%
Certificates			Joint Repurchase Agreements - 1.6%[4]
Series K076, Class A2			Bank of Nova Scotia, dated 03/29/19, due
3.900, 04/25/28	342,000	368,259	04/01/19, 2.670% total to be received $600,754
Total Mortgage-Backed Security			(collateralized by various U.S. Government
(Cost $358,103)		368,259	Agency Obligations, 3.500% - 4.571%, 12/01/33
Municipal Bonds - 7.6%			- 02/01/49, totaling $612,769)	600,620	600,620
California State General Obligation,
School Improvements
7.550%, 04/01/39	460,000	699,462
County of Miami-Dade FL Aviation Revenue,
Series C
4.280%, 10/01/41	545,000	562,794
JobsOhio Beverage System, Series B
3.985%, 01/01/29	315,000	333,862
Los Angeles Unified School District,
School Improvements
5.750%, 07/01/34	430,000	529,119

2

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 1.9%			Total Investments - 100.8%
Dreyfus Government Cash Management Fund,			(Cost $37,389,223)	$37,382,418
Institutional Shares, 2.34% [5]	235,678	$235,678	Other Assets, less Liabilities - (0.8)%	(297,576)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$37,084,842
Money Market Fund, Institutional Shares,
2.40% [5]	235,679	235,679
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.39% [5]	242,820	242,820
Total Other Investment Companies		714,177
Total Short-Term Investments
(Cost $1,314,797)		1,314,797

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[4] Cash collateral received from brokers for securities lending was invested in these joint
security may be resold in transactions exempt from registration, normally to qualified	repurchase agreements.
buyers. At March 31, 2019, the value of these securities amounted to $157,013 or 0.4% of	[5] Yield shown represents the March 31, 2019, seven day average yield, which refers to
net assets.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Some or all of these securities, amounting to $582,075 or 1.6% of net assets, were out	percentage.
on loan to various brokers and are collateralized by cash. See Notes to Schedules of	FHLMC	Freddie Mac
Portfolio of Investments.	FNMA	Fannie Mae
[3] Security is backed by insurance of financial institutions and financial guaranty
	MTN	Medium-Term Note
assurance agencies. At March 31, 2019, the value amounted to $361,190 or 1.0% of net
assets.	National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$17,617,283	—	$17,617,283
Mortgage-Backed Security	—	368,259	—	368,259
Municipal Bonds †	—	2,824,195	—	2,824,195
U. S. Government and Agency Obligations †	—	15,257,884	—	15,257,884
Short-Term Investments
Joint Repurchase Agreements	—	600,620	—	600,620
Other Investment Companies	$714,177	—	—	714,177
Total Investments in Securities	$714,177	$36,668,241	—	$37,382,418

† All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

3

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 98.3%			District of Columbia, Series A
Arizona - 1.8%			5.000%, 06/01/30	$6,010,000	$7,183,272
			5.000%, 10/15/30	5,000,000	6,281,050
Arizona Department of Transportation State
Highway Fund Revenue			District of Columbia, Series B
5.000%, 07/01/28	$5,030,000	$6,081,019	5.000%, 06/01/31	10,065,000	12,384,681
Arizona Water Infrastructure Finance Authority,			Washington Convention & Sports Authority,
Water Quality Revenue, Series A			Series A
5.000%, 10/01/26	10,000,000	11,731,100	5.000%, 10/01/27	5,375,000	6,638,716
Total Arizona		17,812,119	Total District of Columbia		38,578,821
California - 6.9%			Florida - 3.9%
California Municipal Finance Authority,			Florida's Turnpike Enterprise,
Community Medical Centers, Series A			Department of Transportation, Series C
			5.000%, 07/01/28	7,075,000	8,542,638
5.000%, 02/01/27	950,000	1,144,047
5.000%, 02/01/30	1,620,000	1,892,014	Orange County Health Facilities Authority,
5.000%, 02/01/31	900,000	1,044,207	Series A
5.000%, 02/01/32	1,855,000	2,139,575	5.000%, 10/01/31	4,515,000	5,246,882
San Francisco City & County Airport Commission,			Orange County Health Facilities Authority,
San Francisco International Airport, Series A			Series G
5.000%, 05/01/34	5,000,000	6,052,700	5.000%, 10/01/25 [1]	4,000,000	4,634,000
5.000%, 05/01/35	5,800,000	6,990,972	5.000%, 10/01/26 [1]	3,000,000	3,537,720
State of California			State of Florida, Capital Outlay, Series B
5.000%, 09/01/25	10,020,000	12,014,782	5.000%, 06/01/27	9,045,000	10,507,757
5.000%, 10/01/28	5,000,000	6,325,550	State of Florida, Department of Transportation,
5.000%, 08/01/29	7,235,000	8,715,426	Fuel Sales Tax Revenue, Series B
5.000%, 09/01/29	5,075,000	6,121,363	5.000%, 07/01/26	5,780,000	6,205,697
5.000%, 04/01/32	5,000,000	6,474,900	Total Florida		38,674,694
State of California, Series C			Georgia - 1.9%
5.000%, 09/01/26	7,715,000	9,219,811
Total California		68,135,347	Atlanta Water & Wastewater Revenue
			5.000%, 11/01/25	5,100,000	6,072,468
Colorado - 0.7%
			Georgia State University & College
Regional Transportation District County COPS,			Improvements, Series A
Series A			5.000%, 07/01/27	5,450,000	6,019,579
5.000%, 06/01/24	6,000,000	6,763,980
			Georgia State University & College
Connecticut - 2.7%			Improvements, Series A - Tranche 2
State of Connecticut Special Tax Revenue,			5.000%, 02/01/26	5,435,000	6,436,888
Transportation Infrastructure			Total Georgia		18,528,935
5.000%, 08/01/24	5,340,000	6,145,165	Illinois - 6.7%
5.000%, 01/01/30	10,170,000	12,001,719
			Chicago O'Hare International Airport, Series B
State of Connecticut Special Tax Revenue,			5.000%, 01/01/28	10,650,000	12,340,794
Series B
5.000%, 10/01/35	7,500,000	8,689,050	Chicago O'Hare International Airport,
			Senior Lien, Series A
Total Connecticut		26,835,934
			5.000%, 01/01/36	10,000,000	11,738,700
District of Columbia - 3.9%			5.000%, 01/01/38	5,500,000	6,407,500
District of Columbia Water & Sewer Authority			Illinois State Finance Authority Revenue,
Public Utility Revenue, Sub Lien, Series C			Clean Water Initiative Revenue
5.000%, 10/01/24	5,475,000	6,091,102	5.000%, 07/01/27	11,000,000	13,114,090
			Illinois State Toll Highway Authority, Series A
			5.000%, 12/01/31	9,565,000	11,076,461

4

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Illinois - 6.7% (continued)			Michigan Finance Authority,
Illinois State Toll Highway Authority,			Hospital Trinity Health Credit
Senior Revenue Bonds, Series A			5.000%, 12/01/34	$5,460,000	$6,453,993
5.000%, 01/01/30	$10,050,000	$12,322,004	Michigan State Building Authority Revenue,
Total Illinois		66,999,549	Series I
			5.000%, 04/15/27	5,700,000	6,779,295
Indiana - 1.4%
			State of Michigan
Indiana Finance Authority,			5.000%, 03/15/27	12,640,000	15,572,480
Series C
5.000%, 06/01/29	4,750,000	6,054,445	Total Michigan		42,322,149
Indiana Transportation Finance Authority,			Minnesota - 1.0%
Series C			City of Minneapolis MN, Fairview Health Services,
5.500%, 12/01/25	6,070,000	7,405,643	Series A
Total Indiana		13,460,088	5.000%, 11/15/35	3,130,000	3,721,789
Iowa - 2.3%			Minneapolis-St Paul Metropolitan Airports
			Commission, Series A
Iowa Finance Authority, State Revolving Fund			5.000%, 01/01/25	5,000,000	5,894,750
Green Bond
5.000%, 08/01/30	15,000,000	18,321,150	Total Minnesota		9,616,539
State of Iowa, Series A			Missouri - 0.6%
5.000%, 06/01/25	4,000,000	4,759,480	University of Missouri, Series A
Total Iowa		23,080,630	5.000%, 11/01/26	5,495,000	6,428,655
Kentucky - 0.6%			Nebraska - 0.6%
Louisville/Jefferson County Metropolitan			University of Nebraska Facilities Corp.
Government, Norton Healthcare Inc. ,			5.000%, 07/15/25	5,000,000	5,981,750
Series A			New Jersey - 2.5%
5.000%, 10/01/29	5,380,000	6,293,416	New Jersey Health Care Facilities Financing
Maryland - 6.6%			Authority, RWJ Barnabas Health Obligation
State of Maryland, Department of Transportation			5.000%, 07/01/29	6,740,000	8,053,289
5.000%, 10/01/28	12,050,000	14,694,613	New Jersey State Turnpike Authority Revenue,
5.000%, 09/01/29	12,100,000	14,946,283	Series A
State of Maryland, Series B			5.000%, 01/01/33	10,295,000	12,147,071
5.000%, 08/01/25	23,290,000	27,937,054	New Jersey State Turnpike Authority Revenue,
State of Maryland, State & Local Facilities			Series B
Loan of 2019, 1st Series			5.000%, 01/01/28	4,010,000	4,962,134
5.000%, 03/15/30 [1]	6,000,000	7,591,860	Total New Jersey		25,162,494
Total Maryland		65,169,810	New Mexico - 1.4%
Massachusetts - 2.6%			New Mexico Finance Authority, Subordinate,
Commonwealth of Massachusetts, Series A			Series A
5.000%, 07/01/25	7,700,000	9,208,969	5.000%, 06/15/28	11,425,000	14,318,610
Massachusetts Development Finance Agency,			New York - 13.0%
Partners Healthcare System			Long Island Power Authority
5.000%, 07/01/28	7,900,000	9,693,616	5.000%, 09/01/35	5,000,000	5,991,850
Massachusetts Water Resources Authority,			Metropolitan Transportation Authority,
Series C			Climate Bond Certified Green Bond
5.000%, 08/01/31	6,050,000	7,223,942	5.000%, 11/15/33	6,805,000	8,199,140
Total Massachusetts		26,126,527	Metropolitan Transportation Authority,
Michigan - 4.3%			Transit Revenue, Green Bond,
			Series B
Michigan Finance Authority,			5.000%, 11/15/27	14,225,000	17,302,579
Henry Ford Health System
5.000%, 11/15/29	11,450,000	13,516,381

5

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

New York - 13.0% (continued)			Oregon - 2.3%
Metropolitan Transportation Authority,			Oregon State Lottery, Series C
Transit Revenue, Series F			5.000%, 04/01/27	$10,000,000	$11,810,100
5.000%, 11/15/24	$4,950,000	$5,480,640	Oregon State Lottery, Series D
5.000%, 11/15/27	5,000,000	5,499,550	5.000%, 04/01/28	9,225,000	10,862,622
5.000%, 11/15/28	4,750,000	5,548,427	Total Oregon		22,672,722
New York City General Obligation, Series C			Pennsylvania - 1.8%
5.000%, 08/01/26	5,525,000	6,738,898
			Commonwealth Financing Authority,
New York City General Obligation, Series I			Pennsylvania Tobacco
5.000%, 08/01/24	5,000,000	5,549,050	5.000%, 06/01/32	7,870,000	9,225,686
New York City Transitional Finance Authority			Lancaster County Hospital Authority,
Building Aid Revenue,			University of Pennsylvania Health Revenue
Series S-3, Sub-Series S-3A			5.000%, 08/15/26	6,970,000	8,453,983
5.000%, 07/15/31	5,070,000	6,254,098
			Total Pennsylvania		17,679,669
New York City Transitional Finance Authority,
Future Tax Secured Revenue, Series C			Texas - 11.7%
5.000%, 11/01/26	11,930,000	14,183,816	Central Texas Turnpike System Transportation
New York State Dormitory Authority, Series A			Commission, Series C
			5.000%, 08/15/31	11,175,000	12,457,890
5.000%, 12/15/25	8,645,000	9,691,477
5.000%, 12/15/27	5,640,000	6,311,950	City of Austin TX Water & Wastewater
5.000%, 03/15/31	7,500,000	9,236,475	System Revenue
New York State Dormitory Authority, Series D			5.000%, 11/15/26	5,100,000	6,241,788
5.000%, 02/15/27	5,700,000	6,929,661	City of San Antonio TX Electric & Gas
5.000%, 02/15/27	5,345,000	5,844,544	Systems Revenue
			5.000%, 02/01/26	9,300,000	11,218,776
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,832,909	Dallas Area Rapid Transit, Senior Lien
			5.250%, 12/01/28	8,865,000	11,407,039
Total New York		128,595,064
			Lower Colorado River Authority,
North Carolina - 2.5%			LCRA Transmission Services Corporation
North Carolina Municipal Power Agency No. 1,			5.000%, 05/15/29	3,815,000	4,362,948
Electric, Power and Light Revenue, Series A			North Texas Municipal Water District
5.000%, 01/01/27	5,050,000	6,027,731	Water System Revenue,
North Carolina State Limited Obligation, Series B			Refunding And Improvement
5.000%, 05/01/28	15,245,000	18,813,854	5.000%, 09/01/29	7,350,000	8,837,346
Total North Carolina		24,841,585	North Texas Tollway Authority Revenue,
Ohio - 2.1%			Special Projects System, 1st Tier,
			Series A
Ohio State General Obligation, Series A			5.000%, 01/01/25	6,460,000	7,391,855
5.000%, 09/01/26	7,090,000	8,672,417
			North Texas Tollway Authority, 2nd Tier, Series B
Ohio Water Development Authority,
Water Pollution Control Loan Fund,			5.000%, 01/01/31	2,000,000	2,321,140
Series 2015A			5.000%, 01/01/32	4,010,000	4,721,454
5.000%, 06/01/25	10,050,000	11,984,123	North Texas Tollway Authority, Series A
Total Ohio		20,656,540	5.000%, 01/01/26	7,795,000	8,900,331
Oklahoma - 1.5%			State of Texas, Transportation Commission
			Mobility Fund
Grand River Dam Authority, Series A			5.000%, 10/01/26	10,510,000	12,151,557
5.000%, 06/01/28	7,845,000	9,513,945
			Texas Transportation Commission Fund, Series A
Oklahoma Turnpike Authority, Series A			5.000%, 04/01/27	12,550,000	13,757,687
5.000%, 01/01/26	5,000,000	5,284,650
Total Oklahoma		14,798,595	Texas Water Development Board,
			State Revolving Fund
			5.000%, 08/01/26	5,395,000	6,580,335

6

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Texas - 11.7% (continued)			West Virginia - 0.4%
The University of Texas System, Series H			West Virginia Hospital Finance Authority,
5.000%, 08/15/26	$5,045,000	$6,165,747	Cabell Huntington Hospital Obligation
Total Texas		116,515,893	5.000%, 01/01/35	$3,745,000	$4,326,149
Utah - 1.8%			Wisconsin - 2.5%
Salt Lake City Corp. Airport Revenue, Series A			Wisconsin State Revenue, Department of
			Transportation, Series 2
5.000%, 07/01/29	3,450,000	4,190,336
5.000%, 07/01/30	6,585,000	7,934,925	5.000%, 07/01/29	20,370,000	25,049,396
Utah Transit Authority, Series A			Total Municipal Bonds
5.000%, 06/15/27	5,020,000	5,954,222	(Cost $950,777,580)		976,409,304
Total Utah		18,079,483		Shares
Virginia - 1.2%			Short-Term Investments - 2.1%
Virginia Public Building Authority, Series B			Other Investment Companies - 2.1%
5.000%, 08/01/25	10,310,000	12,332,925	Dreyfus Government Cash Management Fund,
Washington - 5.1%			Institutional Shares, 2.34% [2]	6,856,919	6,856,919
Energy Northwest Electric Revenue,			Dreyfus Institutional Preferred Government
Bonneville Power			Money Market Fund, Institutional Shares,
5.000%, 07/01/25	10,180,000	12,155,022	2.40% [2]	6,856,918	6,856,918
Energy Northwest Nuclear Revenue,			JPMorgan U.S. Government Money Market Fund,
Project 3, Series A			IM Shares, 2.39% [2]	7,064,704	7,064,704
5.000%, 07/01/25	7,965,000	9,510,290	Total Short-Term Investments
State of Washington School Improvements,			(Cost $20,778,541)		20,778,541
Series C			Total Investments - 100.4%
5.000%, 02/01/28	7,370,000	8,853,655	(Cost $971,556,121)		997,187,845
State of Washington, Series R-2015C			Other Assets, less Liabilities - (0.4)%		(4,171,754)
5.000%, 07/01/28	10,195,000	11,926,009
			Net Assets - 100.0%		$993,016,091
University of Washington,
University & College Improvements Revenue,
Series C
5.000%, 07/01/27	7,270,000	8,126,260
Total Washington		50,571,236

[1] All or part of the security is delayed delivery transaction. The market value for delayed	COPS	Certificates of Participation
delivery security at March 31, 2019, amounted to $15,763,580, or 1.6% of net assets.
[2] Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

7

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †	—	$976,409,304	—	$976,409,304
Short-Term Investments
Other Investment Companies	$20,778,541	—	—	20,778,541
Total Investments in Securities	$20,778,541	$976,409,304	—	$997,187,845

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

8

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 94.5%			Metropolitan Pier and Exposition Authority
			Revenue, McCormick Place Expansion
California - 7.5%			Project, Series 2012 A
California Municipal Finance Authority,			5.000%, 06/15/42	$2,950,000	$3,033,279
Community Medical Centers, Series A			Total Illinois		24,175,124
5.000%, 02/01/42	$2,500,000	$2,797,800
			Louisiana - 5.4%
California Municipal Finance Authority, Senior
Lien-LINXS APM Project			Louisiana Public Facilities Authority, Ochsner
5.000%, 12/31/43	5,070,000	5,771,485	Clinic Foundation
			5.000%, 05/15/47	5,285,000	5,786,335
California Municipal Finance Authority, Series I
			New Orleans Aviation Board, General Airport
5.000%, 05/15/43	3,000,000	3,408,900	North Terminal, Series B
5.000%, 05/15/48	4,600,000	5,209,776	5.000%, 01/01/48	5,830,000	6,502,899
Total California		17,187,961	Total Louisiana		12,289,234
Colorado - 2.6%			Massachusetts - 3.4%
Public Authority for Colorado Energy Natural Gas			Massachusetts Development Finance Agency,
Purchase Revenue, Series 2008			UMass Boston Student Housing
6.500%, 11/15/38	4,005,000	5,840,772
			5.000%, 10/01/41	2,250,000	2,447,663
Connecticut - 5.0%			5.000%, 10/01/48	5,000,000	5,408,450
State of Connecticut Special Tax Revenue,			Total Massachusetts		7,856,113
Transportation Infrastructure
5.000%, 01/01/38	5,000,000	5,693,350	Michigan - 3.5%
State of Connecticut, Series E			Michigan Finance Authority, Henry Ford
			Health System
5.000%, 09/15/35	2,425,000	2,840,863	5.000%, 11/15/41	4,005,000	4,489,485
5.000%, 09/15/37	2,500,000	2,911,175
			Michigan State Hospital Finance Authority,
Total Connecticut		11,445,388	Ascension Senior Credit Group
Florida - 9.8%			5.000%, 11/15/46	3,000,000	3,409,740
Alachua County Health Facilities Authority,			Total Michigan		7,899,225
Shands Teaching Hospital & Clinics, Series A			Minnesota - 5.5%
5.000%, 12/01/44	6,420,000	7,013,400
			City of Minneapolis MN, Fairview Health Services,
Martin County Health Facilities Authority, Martin			Series A
Memorial Medical Center			5.000%, 11/15/49	5,910,000	6,774,692
5.500%, 11/15/42	4,430,000	4,762,206
			Duluth Economic Development Authority,
Miami Beach Health Facilities Authority Mt. Sinai			Essentia Health Obligated Group
Medical Center			5.000%, 02/15/48	5,000,000	5,648,500
5.000%, 11/15/39	5,220,000	5,631,806
			Total Minnesota		12,423,192
Orange County Health Facilities Authority,
Orlando Health Inc. , Series A			Nebraska - 2.7%
5.000%, 10/01/39	4,280,000	4,854,376	Central Plains Energy Project
Total Florida		22,261,788	Project #3, Series A
			5.000%, 09/01/42	5,000,000	6,112,400
Illinois - 10.6%
			New Jersey - 10.6%
Chicago O'Hare International Airport, Senior Lien,
Series A			New Jersey Economic Development Authority,
5.000%, 01/01/48	5,000,000	5,726,250	Series DDD
			5.000%, 06/15/42	7,665,000	8,267,086
Illinois State General Obligation
5.500%, 07/01/38	3,225,000	3,409,276	New Jersey Economic Development Authority,
			UMM Energy Partners, Series 2012 A
Illinois State General Obligation, Series D			5.125%, 06/15/43	4,450,000	4,621,903
5.000%, 11/01/26	5,225,000	5,770,281
			New Jersey Transportation Trust Fund Authority,
Metropolitan Pier and Exposition Authority			Transportation System, Series A
Revenue, McCormick Place Expansion Project,			5.000%, 12/15/34	2,500,000	2,793,650
Series B
5.000%, 06/15/52	6,090,000	6,236,038

9

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

New Jersey - 10.6% (continued)			Texas Private Activity Bond Surface
			Transportation Corp., Senior Lien-Blueridge
Tobacco Settlement Financing Corp.			Transport
Series A
			5.000%, 12/31/40	$3,490,000	$3,818,200
5.000%, 06/01/46	$2,500,000	$2,722,125	5.000%, 12/31/45	3,880,000	4,224,544
5.250%, 06/01/46	3,285,000	3,648,387
			Total Texas		26,071,476
Tobacco Settlement Financing Corp.
Series B			Virginia - 2.7%
5.000%, 06/01/46	2,000,000	2,112,760	Virginia Small Business Financing Authority,
Total New Jersey		24,165,911	Transform 66 P3 Project
New York - 4.6%			5.000%, 12/31/49	2,500,000	2,742,025
			5.000%, 12/31/52	3,060,000	3,347,089
New York Transportation Development Corp.,
Delta Air Lines, Inc. - Laguardia			Total Virginia		6,089,114
5.000%, 01/01/31	2,615,000	3,068,049	West Virginia - 2.6%
New York Transportation Development Corp.,			West Virginia Hospital Finance Authority, Cabell
Laguardia Airport Terminal B			Huntington Hospital Obligation
5.000%, 07/01/46	6,780,000	7,342,130	5.000%, 01/01/43	5,200,000	5,878,028
Total New York		10,410,179	Total Municipal Bonds
Oklahoma - 3.8%			(Cost $207,673,453)		214,999,961

Oklahoma Development Finance Authority,				Shares
Health Ou Medicine Project, Series B			Short-Term Investments - 4.3%
5.250%, 08/15/48	2,975,000	3,380,641	Other Investment Companies - 4.3%
5.500%, 08/15/52	4,500,000	5,188,725
Total Oklahoma		8,569,366	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34% [1]	3,243,114	3,243,114
Rhode Island - 2.8%
			Dreyfus Institutional Preferred Government
Tobacco Settlement Financing Corp.			Money Market Fund, Institutional Shares,
Series A			2.40% [1]	3,243,115	3,243,115
5.000%, 06/01/35	2,000,000	2,135,220	JPMorgan U.S. Government Money Market Fund,
5.000%, 06/01/40	3,985,000	4,189,470	IM Shares, 2.39% [1]	3,341,391	3,341,391
Total Rhode Island		6,324,690	Total Short-Term Investments
Texas - 11.4%			(Cost $9,827,620)		9,827,620
Central Texas Regional Mobility Authority			Total Investments - 98.8%
5.000%, 01/01/40	1,650,000	1,851,449	(Cost $217,501,073)		224,827,581
5.000%, 01/01/46	3,750,000	4,171,050	Other Assets, less Liabilities - 1.2%		2,799,146
Central Texas Turnpike System, Series C			Net Assets - 100.0%		$227,626,727
5.000%, 08/15/42	6,915,000	7,543,504
Grand Parkway Transportation Corp.,
1st Tier Toll Revenue, Series A
5.500%, 04/01/53	4,010,000	4,462,729

1 Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

10

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †	—	$214,999,961	—	$214,999,961
Short-Term Investments
Other Investment Companies	$9,827,620	—	—	9,827,620
Total Investments in Securities	$9,827,620	$214,999,961	—	$224,827,581

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

11

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.5%			AtriCure, Inc.*	64,942	$1,739,796
Consumer Discretionary - 14.9%			Cambrex Corp.*,1	83,921	3,260,331
Churchill Downs, Inc.	55,715	$5,028,836	Cantel Medical Corp.	82,129	5,493,609
Chuy's Holdings, Inc. *	78,192	1,780,432	Catalent, Inc. *	191,547	7,774,893
Five Below, Inc. *	81,049	10,070,338	Globus Medical, Inc. , Class A *	182,348	9,009,815
Grand Canyon Education, Inc. *	110,517	12,655,301	ICU Medical, Inc. *	46,398	11,104,433
Helen of Troy, Ltd. (Bermuda) *	30,443	3,530,170	Insulet Corp. *,1	33,294	3,165,926
Lithia Motors, Inc. , Class A [1]	70,776	6,564,474	LHC Group, Inc.*	53,319	5,910,944
Oxford Industries, Inc. [1]	52,076	3,919,240	Medidata Solutions, Inc. *,1	85,219	6,241,440
Skyline Champion Corp. [1]	160,165	3,043,135	Syneos Health, Inc.*,1	152,435	7,890,036
Texas Roadhouse, Inc. [1]	128,795	8,009,761	Wright Medical Group, N.V. (Netherlands) *	174,180	5,477,961
Tupperware Brands Corp.	55,055	1,408,307	Total Health Care		69,987,623
Wolverine World Wide, Inc.	128,797	4,601,917	Industrials - 17.3%
Total Consumer Discretionary		60,611,911	AAR Corp.	122,777	3,991,480
Consumer Staples - 4.5%			Alamo Group, Inc.	50,160	5,012,991
Central Garden & Pet Co.*,1	81,502	2,083,191	Allegiant Travel Co.	32,739	4,238,718
Central Garden & Pet Co., Class A *	158,853	3,693,332	Healthcare Services Group, Inc.[1]	39,078	1,289,183
Performance Food Group Co. *	219,144	8,686,868	Heartland Express, Inc. [1]	213,363	4,113,639
WD-40 Co. [1]	22,194	3,760,552	ICF International, Inc.	75,437	5,739,247
Total Consumer Staples		18,223,943	John Bean Technologies Corp. [1]	39,189	3,601,077
Energy - 2.2%			Mobile Mini, Inc.	112,535	3,819,438
Dril-Quip, Inc. *,1	42,970	1,970,174	Patrick Industries, Inc. *,1	95,549	4,330,281
Forum Energy Technologies, Inc.*,1	150,652	769,832	Primoris Services Corp.	221,244	4,575,326
Matador Resources Co. *,1	316,122	6,110,638	RBC Bearings, Inc.*	45,777	5,821,461
Total Energy		8,850,644	Ritchie Bros. Auctioneers, Inc. (Canada)	191,351	6,505,934
Financials - 14.8%			SiteOne Landscape Supply, Inc.*	74,587	4,262,647
Ameris Bancorp	160,678	5,519,289	Sun Hydraulics Corp.	84,124	3,912,607
AMERISAFE, Inc.	90,968	5,403,499	Universal Forest Products, Inc.	139,301	4,163,707
Cathay General Bancorp[1]	154,029	5,223,123	US Ecology, Inc.	88,190	4,936,876
Cohen & Steers, Inc. [1]	101,144	4,275,357	Total Industrials		70,314,612
Glacier Bancorp, Inc.	159,104	6,375,297	Information Technology - 14.8%
IBERIABANK Corp.	50,645	3,631,753	Entegris, Inc. [1]	133,090	4,749,982
Meridian Bancorp, Inc.	156,630	2,457,525	EPAM Systems, Inc.*	46,033	7,785,561
Pacific Premier Bancorp, Inc.	162,234	4,304,068	ExlService Holdings, Inc. *	69,776	4,187,956
PRA Group, Inc.*,1	103,592	2,777,302	HubSpot, Inc. *,1	60,250	10,014,153
ProAssurance Corp.	53,190	1,840,906	MACOM Technology Solutions Holdings, Inc.*,1	117,803	1,968,488
Stifel Financial Corp. [1]	99,230	5,235,375	Paylocity Holding Corp. *	77,201	6,885,557
Texas Capital Bancshares, Inc. *	78,096	4,263,261	Power Integrations, Inc.[1]	40,617	2,840,753
United Bankshares, Inc. [1]	94,297	3,417,323	Proofpoint, Inc.*	44,363	5,386,999
Webster Financial Corp. [1]	108,802	5,512,997	Rogers Corp. *,1	34,110	5,419,397
Total Financials		60,237,075	Silicon Laboratories, Inc. *	74,177	5,997,952
Health Care - 17.3%			Virtusa Corp. *	92,509	4,944,606
Amneal Pharmaceuticals, Inc. *,1	205,959	2,918,439	Total Information Technology		60,181,404

12

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

		Shares	Value		Shares	Value
	Materials - 4.6%			Other Investment Companies - 1.4%
	Balchem Corp.	52,153	$4,839,799	Dreyfus Government Cash Management Fund,
	Compass Minerals International, Inc. [1]	42,508	2,311,160	Institutional Shares, 2.34%[3]	1,860,362	$1,860,362
	PolyOne Corp.	173,527	5,086,076	Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
	Silgan Holdings, Inc.	211,129	6,255,752	2.40% [3]	1,860,362	1,860,362
	Total Materials		18,492,787	JPMorgan U.S. Government Money Market Fund,
	Real Estate - 5.1%			IM Shares, 2.39% [3]	1,916,737	1,916,737
	National Health Investors, Inc., REIT	57,653	4,528,643	Total Other Investment Companies		5,637,461
	Pebblebrook Hotel Trust, REIT	132,938	4,129,054	Total Short-Term Investments
	QTS Realty Trust, Inc. , Class A, REIT	133,553	6,008,550	(Cost $6,007,653)		6,007,653
	STAG Industrial, Inc. , REIT	200,057	5,931,690	Total Investments - 100.0%
				(Cost $363,656,918)		405,840,517
	Total Real Estate		20,597,937	Other Assets, less Liabilities - 0.0%#		87,927
	Utilities - 3.0%
				Net Assets - 100.0%		$405,928,444
	IDACORP, Inc.	54,182	5,393,276
	NorthWestern Corp.	98,589	6,941,652
	Total Utilities		12,334,928
	Total Common Stocks
	(Cost $357,649,265)		399,832,864
		Principal
		Amount
Short	-Term Investments - 1.5%
	Joint Repurchase Agreements - 0.1%[2]
	Bank of Montreal, dated 03/29/19, due 04/01/19,
	2.580% total to be received $370,272
	(collateralized by various U. S. Treasuries,
	0.000% - 3.750%, 04/25/19 - 08/15/48, totaling
	$377,596)	$370,192	370,192

* Non-income producing security.	[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to
# Less than 0.05%.	the sum of the previous seven days' dividends paid, expressed as an annual
[1] Some or all of these securities, amounting to $71,764,495 or 17.7% of net assets, were	percentage.
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	REIT Real Estate Investment Trust
Obligations. See Notes to Schedules of Portfolio of Investments.
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

13

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$399,832,864	—	—	$399,832,864
Short-Term Investments
Joint Repurchase Agreements	—	$370,192	—	370,192
Other Investment Companies	5,637,461	—	—	5,637,461
Total Investments in Securities	$405,470,325	$370,192	—	$405,840,517

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

14

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.5%			Premier, Inc., Class A*	55,434	$1,911,919
Consumer Discretionary - 14.7%			STERIS PLC (Ireland)	21,963	2,811,923
BJ's Restaurants, Inc.	27,871	$1,317,741	West Pharmaceutical Services, Inc.	27,770	3,060,254
Burlington Stores, Inc. *,1	20,313	3,182,641	Total Health Care		20,226,606
Carter's, Inc. [1]	19,244	1,939,603	Industrials - 16.0%
Cavco Industries, Inc. *	12,054	1,416,707	Exponent, Inc.	60,649	3,500,660
Dorman Products, Inc. *,1	28,094	2,474,800	Gardner Denver Holdings, Inc.*	72,330	2,011,497
Five Below, Inc. *	25,762	3,200,928	Graco, Inc.	36,774	1,821,049
Lithia Motors, Inc. , Class A	14,866	1,378,822	Hexcel Corp.	30,532	2,111,593
The Michaels Cos., Inc. *,1	58,236	665,055	Lincoln Electric Holdings, Inc.	18,587	1,558,892
Polaris Industries, Inc. [1]	17,747	1,498,379	The Middleby Corp. *,1	11,412	1,483,903
Pool Corp.	9,535	1,572,989	Nordson Corp.	14,308	1,896,096
			RBC Bearings, Inc.*	19,481	2,477,399
Texas Roadhouse, Inc.	32,839	2,042,257
Vail Resorts, Inc.	9,450	2,053,485	Ritchie Bros. Auctioneers, Inc. (Canada)	53,288	1,811,792
Total Consumer Discretionary		22,743,407	Schneider National, Inc., Class B	62,107	1,307,352
Energy - 2.9%			The Toro Co.	42,826	2,948,142
Callon Petroleum Co.*,1	140,825	1,063,229	Wabtec Corp.	26,246	1,934,855
Dril-Quip, Inc. *,1	11,641	533,740	Total Industrials		24,863,230
Matador Resources Co. *,1	58,316	1,127,248	Information Technology - 19.0%
Parsley Energy, Inc., Class A *	66,700	1,287,310	ANSYS, Inc.*	11,777	2,151,776
Superior Energy Services, Inc. *	87,955	410,750	Booz Allen Hamilton Holding Corp.	56,317	3,274,270
Total Energy		4,422,277	Cognex Corp.	53,073	2,699,293
Financials - 12.5%			EPAM Systems, Inc.*	9,183	1,553,121
Artisan Partners Asset Management, Inc. , Class A	25,836	650,292	Gartner, Inc.*,1	23,250	3,526,560
Chemical Financial Corp.	34,384	1,415,245	Power Integrations, Inc.	17,941	1,254,793
Glacier Bancorp, Inc.	37,827	1,515,728	Rapid7, Inc.*	41,526	2,101,631
James River Group Holdings, Ltd. (Bermuda)	39,668	1,589,894	Silicon Laboratories, Inc. *	17,966	1,452,731
MarketAxess Holdings, Inc.[1]	17,174	4,226,178	SS&C Technologies Holdings, Inc.	50,188	3,196,474
Pinnacle Financial Partners, Inc. [1]	38,870	2,126,189	Tyler Technologies, Inc. *	7,716	1,577,150
Signature Bank	18,598	2,381,846	The Ultimate Software Group, Inc.*	6,769	2,234,650
Texas Capital Bancshares, Inc. *	28,284	1,544,024	Zebra Technologies Corp., Class A*	21,018	4,403,901
Webster Financial Corp.	36,236	1,836,078	Total Information Technology		29,426,350
Western Alliance Bancorp*	51,478	2,112,657	Materials - 6.9%
Total Financials		19,398,131	AptarGroup, Inc.	12,421	1,321,470
Health Care - 13.1%			Berry Global Group, Inc. *	36,096	1,944,491
Acadia Healthcare Co., Inc. *,1	32,782	960,840	Eagle Materials, Inc.	18,958	1,598,159
Amneal Pharmaceuticals, Inc. *,1	39,214	555,662	Quaker Chemical Corp.[1]	12,569	2,517,948
Bio-Rad Laboratories, Inc. , Class A *	7,326	2,239,412	RPM International, Inc.	58,364	3,387,447
Catalent, Inc.*	52,094	2,114,495	Total Materials		10,769,515
ICU Medical, Inc. *	10,915	2,612,287	Real Estate - 9.0%
Insulet Corp.*,1	9,050	860,565	American Campus Communities, Inc. , REIT	58,892	2,802,081
Jazz Pharmaceuticals PLC (Ireland) *	10,048	1,436,362	CoreSite Realty Corp., REIT	15,467	1,655,278
Neurocrine Biosciences, Inc. *	18,875	1,662,887	Easterly Government Properties, Inc. , REIT [1]	97,738	1,760,262

15

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Real Estate - 9.0% (continued)			RBC Dominion Securities, Inc. , dated 03/29/19,
Mid-America Apartment Communities, Inc. , REIT	14,267	$1,559,811	due 04/01/19, 2.650% total to be received
			$1,000,221 (collateralized by various
Physicians Realty Trust, REIT	100,671	1,893,622	U. S. Government Agency Obligations and
Summit Hotel Properties, Inc. , REIT [1]	148,703	1,696,701	U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
Sun Communities, Inc. , REIT	21,791	2,582,669	09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Real Estate		13,950,424	Total Joint Repurchase Agreements		1,690,881
Utilities - 2.4%				Shares
OGE Energy Corp.	43,401	1,871,451	Other Investment Companies - 4.3%
Portland General Electric Co.	37,088	1,922,642	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34%[3]	2,205,894	2,205,894
Total Utilities		3,794,093
Total Common Stocks			Dreyfus Institutional Preferred Government
(Cost $145,474,737)		149,594,033	Money Market Fund, Institutional Shares,
			2.40% [3]	2,205,893	2,205,893
	Principal		JPMorgan U.S. Government Money Market Fund,
	Amount		IM Shares, 2.39% [3]	2,272,739	2,272,739
Short-Term Investments - 5.4%			Total Other Investment Companies		6,684,526
Joint Repurchase Agreements - 1.1%[2]			Total Short-Term Investments
Cantor Fitzgerald Securities, Inc. , dated 03/29/19,			(Cost $8,375,407)		8,375,407
due 04/01/19, 2.650% total to be received			Total Investments - 101.9%
$691,034 (collateralized by various			(Cost $153,850,144)		157,969,440
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -			Other Assets, less Liabilities - (1.9)%		(2,988,308)
10/20/68, totaling $704,699)	$690,881	690,881	Net Assets - 100.0%		$154,981,132

* Non-income producing security.	[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[1] Some or all of these securities, amounting to $24,106,650 or 15.6% of net assets, were	the sum of the previous seven days' dividends paid, expressed as an annual
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See Notes to Schedules of Portfolio of Investments.	REIT Real Estate Investment Trust
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$149,594,033	—	—	$149,594,033
Short-Term Investments
Joint Repurchase Agreements	—	$1,690,881	—	1,690,881
Other Investment Companies	6,684,526	—	—	6,684,526
Total Investments in Securities	$156,278,559	$1,690,881	—	$157,969,440

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

16

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

17

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities Total
	Securities	Collateral	Collateral Collateral
Fund	Loaned	Received Received Received
AMG GW&K Enhanced Core Bond Fund	$581,231	$600,620	—	$600,620
AMG GW&K Small Cap Core Fund	71,764,495	370,192	$72,612,858 72,983,050
AMG GW&K Small/Mid Cap Fund	24,106,650	1,690,881	23,060,582 24,751,463

The following table summarizes the securities received as collateral for securities lending:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG GW&K Small Cap Core Fund	U. S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48
AMG GW&K Small/Mid Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48

18

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 51.2%			Beneteau, S.A. (France)	1,300	$15,246
Communication Services - 4.1%			boohoo Group PLC (Jersey) *	700	1,724
Activision Blizzard, Inc.	5,450	$248,139	BorgWarner, Inc.	9,640	370,272
Alphabet, Inc. , Class A*	1,505	1,771,219	Capri Holdings, Ltd. (United Kingdom) *	1,990	91,043
AT&T, Inc.	8,714	273,271	Chipotle Mexican Grill, Inc. *	350	248,608
Borussia Dortmund GmbH & Co. KGaA (Germany)	1,800	16,537	Columbia Sportswear Co.	4,230	440,681
Capcom Co., Ltd. (Japan)	2,500	56,110	Darden Restaurants, Inc.	890	108,108
Comcast Corp., Class A	39,085	1,562,618	De' Longhi S. P. A. (Italy)	500	13,511
CTS Eventim AG & Co. KGaA (Germany)	1,200	56,898	DFS Furniture PLC (United Kingdom)	12,100	39,478
Daiichikosho Co., Ltd. (Japan)	300	15,362	Domino's Pizza Group PLC (United Kingdom)	2,800	8,836
Electronic Arts, Inc. *	790	80,288	Evolution Gaming Group AB (Sweden)[1]	100	7,891
Facebook, Inc. , Class A *	6,615	1,102,654	Exedy Corp. (Japan)	1,600	34,758
Fox Corp., Class A *	2,453	90,050	Extended Stay America, Inc.	39,860	715,487
GungHo Online Entertainment, Inc. (Japan)	14,000	51,104	Ford Motor Co.	31,790	279,116
HKBN, Ltd. (Cayman Islands)	19,000	30,278	Fujibo Holdings, Inc. (Japan)	300	7,154
Infrastrutture Wireless Italiane S.P.A. (Italy) [1]	1,300	11,640	Garrett Motion, Inc. *	1	15
KCOM Group PLC (United Kingdom)	3,600	3,296	Gentex Corp.	17,330	358,384
Match Group, Inc. [2]	3,510	198,701	HIS Co., Ltd. (Japan)	400	14,731
Netflix, Inc. *	1,240	442,134	The Home Depot, Inc.	2,635	505,630
Nine Entertainment Co. Holdings, Ltd. (Australia)	16,690	20,277	Hyatt Hotels Corp., Class A	10,215	741,303
Omnicom Group, Inc.[2]	7,960	581,000	IDP Education, Ltd. (Australia)	6,100	63,235
Paradox Interactive AB (Sweden)	1,200	18,640	Just Eat PLC (United Kingdom) *	2,000	19,571
Proto Corp. (Japan)	800	14,467	JVC Kenwood Corp. (Japan)	15,100	36,628
Rightmove PLC (United Kingdom)	1,400	9,309	Kindred Group PLC, SDR (Malta)	3,100	31,098
Sanoma OYJ (Finland)	1,700	16,658	Kohl's Corp.	4,800	330,096
Sirius XM Holdings, Inc. [2]	18,300	103,761	Lifestyle International Holdings,
			Ltd. (Cayman Islands)	26,500	45,964
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	49,543
			Lululemon Athletica, Inc. *	1,290	211,392
SmarTone Telecommunications Holdings,
Ltd. (Bermuda)	46,600	50,677	Marriott International, Inc., Class A	820	102,574
Telephone & Data Systems, Inc.	12,960	398,261	Matas A/S (Denmark)	4,100	40,536
TripAdvisor, Inc. *,2	3,420	175,959	Moneysupermarket.com Group
United States Cellular Corp. *	3,470	159,308	PLC (United Kingdom)	5,400	26,181
			NetEnt AB (Sweden)	2,500	9,084
Verizon Communications, Inc.	30,440	1,799,917
			Nishimatsuya Chain Co., Ltd. (Japan)	2,800	23,530
Viacom, Inc., Class B	23,270	653,189
			Nissan Shatai Co., Ltd. (Japan)	4,200	36,451
The Walt Disney Co.	3,939	437,347
			Ocado Group PLC (United Kingdom)*,2	1,400	24,996
Total Communication Services		10,498,612
			On the Beach Group PLC (United Kingdom)[1]	5,600	31,983
Consumer Discretionary - 4.4%
888 Holdings PLC (Gibraltar)	13,400	27,227	Pool Corp.	460	75,886
Accent Group, Ltd. (Australia)	55,400	56,711	Ross Stores, Inc.	5,345	497,619
Adient PLC (Ireland) [2]	16,050	208,008	Seiko Holdings Corp. (Japan)	1,200	28,630
Advance Auto Parts, Inc.	1,300	221,689	SSP Group PLC (United Kingdom)	4,787	43,197
Amazon.com, Inc.*	1,465	2,608,799	The TJX Cos., Inc.	5,670	301,701
AutoZone, Inc.*	550	563,266	Tokai Rika Co., Ltd. (Japan)	1,800	30,747

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Consumer Discretionary - 4.4%			Walmart, Inc.	6,740	$657,352
(continued)			Total Consumer Staples		10,576,463
Ulta Beauty, Inc. *	370	$129,030	Energy - 2.9%
VF Corp.	970	84,303	Anadarko Petroleum Corp.	4,800	218,304
The Wendy's Co. [2]	65,830	1,177,699	Baker Hughes, a GE Co.[2]	6,440	178,517
Xinyi Glass Holdings, Ltd. (Cayman Islands)	11,900	13,665	Cabot Oil & Gas Corp.	14,570	380,277
Yum! Brands, Inc.	730	72,861	Chevron Corp.	11,935	1,470,153
Total Consumer Discretionary		11,176,333	CNX Resources Corp. *,2	26,330	283,574
Consumer Staples - 4.1%			ConocoPhillips	1,975	131,812
Altria Group, Inc.	1,375	78,966	Continental Resources, Inc. *	3,330	149,084
Archer-Daniels-Midland Co.	11,285	486,722	Devon Energy Corp.	14,320	451,939
Austevoll Seafood A. S. A. (Norway)	1,100	13,025	DNO A. S. A. (Norway)	4,900	10,896
Axfood AB (Sweden)	1,700	31,645	Exxon Mobil Corp.	19,675	1,589,740
Bakkafrost P/F (Faroe Islands)	300	14,850	Gaztransport Et Technigaz, S. A. (France)	1,050	95,579
C&C Group PLC (Ireland)	11,500	41,324	Japan Petroleum Exploration Co., Ltd. (Japan)	600	12,924
The Coca-Cola Co.	19,205	899,946	Modec, Inc. (Japan)	2,000	57,002
Colgate-Palmolive Co.	7,350	503,769	Naphtha Israel Petroleum Corp., Ltd. (Israel)	5,800	36,891
Constellation Brands, Inc. , Class A	3,140	550,536	National Oilwell Varco, Inc.	10,680	284,515
Costco Wholesale Corp.	1,360	329,310	Occidental Petroleum Corp.	4,320	285,984
Edgewell Personal Care Co. *,2	8,595	377,235
			ONEOK, Inc.	1,360	94,982
Flowers Foods, Inc. [2]	21,450	457,314
			PBF Energy, Inc. , Class A	3,865	120,356
Glanbia PLC (Ireland) [2]	2,300	44,996
			Pioneer Natural Resources Co.	4,115	626,632
Keurig Dr Pepper, Inc.	4,510	126,145	Schlumberger, Ltd. (Curaçao)	15,740	685,792
Kimberly-Clark Corp.	12,410	1,537,599	TGS NOPEC Geophysical Co., A.S.A. (Norway)	1,300	35,503
The Kroger Co.	17,020	418,692	Toyo Kanetsu KK (Japan)	400	7,259
La Doria S. P. A. (Italy)	1,400	12,642	Washington H Soul Pattinson & Co.,
Noevir Holdings Co., Ltd. (Japan)	300	14,587	Ltd. (Australia)	3,500	65,498
Oriflame Holding AG (Switzerland)	400	7,682	Whitehaven Coal, Ltd. (Australia)[2]	15,500	44,718
Origin Enterprises PLC (Ireland)	8,300	48,972	Total Energy		7,317,931
PepsiCo, Inc.	6,980	855,399	Financials - 7.8%
Philip Morris International, Inc.	4,230	373,890	The Allstate Corp.	4,310	405,916
The Procter & Gamble Co.	13,920	1,448,376	Ameriprise Financial, Inc.	3,370	431,697
Rallye, S.A. (France) [2]	3,400	40,237	Aon PLC (United Kingdom)	475	81,083
Rami Levy Chain Stores Hashikma Marketing			Assured Guaranty, Ltd. (Bermuda)	9,520	422,974
2006, Ltd. (Israel)	650	32,895	Bank of America Corp.	32,175	887,708
Royal Unibrew A/S (Denmark)	450	33,233	Bank of Georgia Group PLC (United Kingdom)	1,500	32,324
Salmar A. S. A. (Norway)	900	43,229	BB&T Corp.[2]	13,580	631,877
Sheng Siong Group, Ltd. (Singapore)	19,300	14,825	Berkshire Hathaway, Inc., Class B *	9,560	1,920,508
Sysco Corp.	4,600	307,096	BlackRock, Inc.	790	337,622
Tassal Group, Ltd. (Australia)	5,000	17,264	Burford Capital, Ltd. (Guernsey)	600	13,183
Tate & Lyle PLC (United Kingdom)	3,500	33,104	Cboe Global Markets, Inc.	6,060	578,366
TreeHouse Foods, Inc.*,2	11,210	723,606	Cembra Money Bank AG (Switzerland)	800	75,704
			Chimera Investment Corp., REIT	14,040	263,110

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Financials - 7.8% (continued)			U. S. Bancorp	11,655	$561,654
Commerce Bancshares, Inc. [2]	17,237	$1,000,780	Unipol Gruppo S. P. A. (Italy)	6,000	29,930
Cullen/Frost Bankers, Inc. [2]	2,630	255,294	Waddell & Reed Financial, Inc. , Class A	21,910	378,824
Dah Sing Financial Holdings, Ltd. (Hong Kong)	10,400	54,633	Wells Fargo & Co.	17,870	863,478
Deutsche Pfandbriefbank AG (Germany) [1]	1,200	14,722	White Mountains Insurance Group,
E*TRADE Financial Corp.	1,850	85,896	Ltd. (Bermuda)	2	1,851
FactSet Research Systems, Inc. [2]	590	146,479	Zenkoku Hosho Co., Ltd. (Japan)	1,000	34,997
			Total Financials		20,041,986
Fifth Third Bancorp	18,680	471,110
			Health Care - 7.1%
FinecoBank Banca Fineco S.P.A. (Italy)	900	11,858
			Alexion Pharmaceuticals, Inc. *	1,050	141,939
Franklin Resources, Inc.	19,155	634,797
			Almirall, S. A. (Spain)	1,700	29,028
Intermediate Capital Group
PLC (United Kingdom)	4,600	63,895	Amgen, Inc.	1,975	375,210
Israel Discount Bank, Ltd., Class A (Israel)	15,100	52,328	Baxter International, Inc.	2,000	162,620
Jafco Co., Ltd. (Japan) *	900	32,311	BioGaia AB, Class B (Sweden)	1,000	49,029
Japan Securities Finance Co., Ltd. (Japan)	1,600	8,456	BioMarin Pharmaceutical, Inc. *	1,370	121,697
JPMorgan Chase & Co.	15,798	1,599,232	Bio-Rad Laboratories, Inc. , Class A *	1,070	327,078
Just Group PLC (United Kingdom)	1,500	1,197	Bristol-Myers Squibb Co.	830	39,599
Legg Mason, Inc.	43,400	1,187,858	Cardinal Health, Inc.	5,940	286,011
Lincoln National Corp.	9,160	537,692	Chemed Corp.	850	272,059
M&T Bank Corp.	9,050	1,421,031	Cigna Corp.	1,979	318,263
Magellan Financial Group, Ltd. (Australia)	2,900	75,213	Covetrus, Inc. *,2	523	16,658
Marusan Securities Co., Ltd. (Japan)	5,300	31,335	Eli Lilly & Co.	1,805	234,217
MetLife, Inc.	3,410	145,164	EMIS Group PLC (United Kingdom)	5,500	75,217
Navient Corp.	23,620	273,283	Galenica AG (Switzerland) [1]	350	17,341
nib holdings, Ltd. (Australia)	3,200	11,918	GN Store Nord A/S (Denmark)	200	9,289
Northern Trust Corp.	9,120	824,539	HCA Healthcare, Inc.	820	106,912
Okasan Securities Group, Inc. (Japan)	3,800	14,143	Henry Schein, Inc.*,2	1,310	78,744
ProAssurance Corp.	4,120	142,593	Humana, Inc.	1,890	502,740
The Progressive Corp.	12,960	934,286	IDEXX Laboratories, Inc. *	1,920	429,312
Prudential Financial, Inc.	1,350	124,038	Illumina, Inc.*	950	295,155
S&P Global, Inc.	2,140	450,577	Intuitive Surgical, Inc. *	700	399,406
Santander Consumer USA Holdings, Inc.	11,640	245,953	Ionis Pharmaceuticals, Inc. *	1,590	129,060
SEI Investments Co.	1,810	94,573	Johnson & Johnson	8,825	1,233,647
SpareBank 1 Nord Norge (Norway)	7,500	55,422	Kaken Pharmaceutical Co., Ltd. (Japan)	1,000	45,549
State Street Corp.	3,100	204,011	KYORIN Holdings, Inc. (Japan)	2,400	46,897
Storebrand A.S.A. (Norway)	200	1,558	Masimo Corp.*	3,860	533,761
T Rowe Price Group, Inc.	1,650	165,198	McKesson Corp.	3,140	367,568
TCF Financial Corp.	14,320	296,281	MEDNAX, Inc.*	4,850	131,775
TD Ameritrade Holding Corp.	1,135	56,739	Medtronic PLC (Ireland)	15,125	1,377,585
TOC Co., Ltd. (Japan)	8,100	56,071	Merck & Co., Inc.	20,495	1,704,569
Tokai Tokyo Financial Holdings, Inc. (Japan)	3,100	11,250	Molina Healthcare, Inc.*,2	3,310	469,888
Topdanmark A/S (Denmark)	1,600	79,937	Nanosonics, Ltd. (Australia) *	6,000	18,628
Torchmark Corp.	2,630	215,529	Neurocrine Biosciences, Inc.*	3,450	303,945

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 7.1% (continued)			The Go-Ahead Group PLC (United Kingdom)	3,000	$76,624
Paramount Bed Holdings Co., Ltd. (Japan)	400	$17,777	Harris Corp.	390	62,287
Perrigo Co. PLC (Ireland) [2]	13,145	633,063	HEICO Corp.	1	95
Pfizer, Inc.	41,927	1,780,640	Honeywell International, Inc.	3,800	603,896
Regeneron Pharmaceuticals, Inc. *	190	78,018	Huber + Suhner AG (Switzerland)	350	25,296
ResMed, Inc.	7,980	829,681	Huntington Ingalls Industries, Inc.	440	91,168
Seikagaku Corp. (Japan)	2,400	26,071	Illinois Tool Works, Inc.	700	100,471
STERIS PLC (Ireland)	1,120	143,394	Intertrust, N. V. (Netherlands) [1]	300	5,659
Stryker Corp.	670	132,338	Irish Continental Group PLC (Ireland)	5,700	31,075
Toho Holdings Co., Ltd. (Japan)	2,500	62,491	Italmobiliare S. P. A. (Italy)	800	18,172
UnitedHealth Group, Inc.	2,910	719,527	Itoki Corp. (Japan)	6,500	31,762
Varian Medical Systems, Inc. *	7,145	1,012,589	J.B. Hunt Transport Services, Inc.	860	87,109
Vertex Pharmaceuticals, Inc. *	4,825	887,559	Kanematsu Corp. (Japan)	1,400	16,049
Vitrolife AB (Sweden)	1,100	25,049	Kardex AG (Switzerland)	390	58,788
Waters Corp. *	540	135,923	Kokuyo Co., Ltd. (Japan)	1,100	16,160
WellCare Health Plans, Inc. *,2	595	160,501	Komori Corp. (Japan)	7,400	83,915
Zimmer Biomet Holdings, Inc.	7,100	906,670	Landstar System, Inc.	3,160	345,672
Total Health Care		18,201,687	Lockheed Martin Corp.	920	276,147
Industrials - 5.3%			Meitec Corp. (Japan)	300	13,666
Aeon Delight Co., Ltd. (Japan)	500	19,468	Mersen, S. A. (France)	1,100	35,556
Aida Engineering, Ltd. (Japan)	9,900	71,632	Morgan Advanced Materials
Allison Transmission Holdings, Inc.	9,465	425,168	PLC (United Kingdom)	19,500	61,717
Amadeus Fire AG (Germany)	500	57,741	MSC Industrial Direct Co., Inc. , Class A	2,080	172,037
Armstrong World Industries, Inc.	20,400	1,620,168	Nibe Industrier AB, Class B (Sweden)	4,000	51,273
The Boeing Co.	1,220	465,332	Norfolk Southern Corp.	2,030	379,387
CH Robinson Worldwide, Inc.	2,110	183,549	NRW Holdings, Ltd. (Australia)	5,900	9,993
Cintas Corp.	500	101,055	nVent Electric PLC (Ireland)	13,760	371,245
CIR-Compagnie Industriali Riunite S. P. A. (Italy)	32,100	39,344	Okumura Corp. (Japan)	1,800	57,243
Copart, Inc.*,2	1,060	64,225	PACCAR, Inc.	4,945	336,952
Costain Group PLC (United Kingdom)	5,300	23,125	QinetiQ Group PLC (United Kingdom)	16,000	62,832
CoStar Group, Inc.*	610	284,516	Raytheon Co.	430	78,294
CSX Corp.	4,130	309,007	Robert Half International, Inc.	9,130	594,911
CTT-Correios de Portugal, S. A. (Portugal)	5,600	16,207	Sanki Engineering Co., Ltd. (Japan)	5,600	61,332
			Signify, N. V. (Netherlands)[1]	100	2,675
Daiseki Co., Ltd. (Japan)	300	7,315
			Snap-on, Inc.[2]	2,960	463,299
Dart Group PLC (United Kingdom)	2,900	29,991
De La Rue PLC (United Kingdom) [2]	5,600	28,117	Sodick Co., Ltd. (Japan)	1,900	15,920
Diploma PLC (United Kingdom)	200	3,803	Sojitz Corp. (Japan)	19,800	69,961
Dover Corp.	10,970	1,028,986	Southwest Airlines Co.	16,990	881,951
			Stagecoach Group PLC (United Kingdom)[2]	14,000	28,008
Enav S. P. A. (Italy) [1]	800	4,363
Expeditors International of Washington, Inc.	10,780	818,202	Star Micronics Co., Ltd. (Japan)	2,500	38,153
Fudo Tetra Corp. (Japan)	2,070	27,010	Sumitomo Mitsui Construction Co., Ltd. (Japan)	5,700	39,766
Galliford Try PLC (United Kingdom)	1,700	14,775	Textron, Inc.	9,290	470,631
General Dynamics Corp.	1,120	189,594	Tokyu Construction Co., Ltd. (Japan)	4,500	33,797

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Industrials - 5.3% (continued)			Juniper Networks, Inc.	18,690	$494,724
Toshiba Plant Systems & Services Corp. (Japan)	400	$7,104	Kainos Group PLC (United Kingdom)	9,800	70,458
Toyo Construction Co., Ltd. (Japan)	5,200	20,100	KLA-Tencor Corp.	1,360	162,398
Trinity Industries, Inc. [2]	6,000	130,380	Logitech International, S. A. (Switzerland)	600	23,563
Waste Management, Inc.	645	67,022	Manhattan Associates, Inc. *,2	930	51,252
Watsco, Inc. [2]	870	124,593	Mastercard, Inc., Class A	3,390	798,175
WW Grainger, Inc. [2]	3,820	1,149,553	Maxim Integrated Products, Inc.	5,920	314,766
Total Industrials		13,592,389	Microsoft Corp.	24,620	2,903,683
Information Technology - 8.9%			National Instruments Corp.	5,220	231,559
Accenture PLC, Class A (Ireland)	590	103,852	Nemetschek SE (Germany)	60	10,253
Adobe, Inc.*	1,800	479,682	Neopost, S. A. (France)[2]	900	21,554
Akamai Technologies, Inc.*	560	40,158	NSD Co., Ltd. (Japan)	1,900	44,270
Amphenol Corp., Class A	490	46,276	Oracle Corp.	13,730	737,438
Analog Devices, Inc.	12,100	1,273,767	PayPal Holdings, Inc. *	1,760	182,758
Apple, Inc.	14,630	2,778,968	QUALCOMM, Inc.	8,875	506,141
Atlassian Corp. PLC, Class A (United Kingdom) *	690	77,549	Red Hat, Inc.*	325	59,378
Automatic Data Processing, Inc.	1,110	177,311	Riso Kagaku Corp. (Japan)	3,700	58,616
Azbil Corp. (Japan)	1,000	23,444	Shinko Electric Industries Co., Ltd. (Japan)	2,800	21,519
BE Semiconductor Industries, N. V. (Netherlands)	1,300	34,706	Siltronic AG (Germany)	310	27,347
Black Knight, Inc. *	9,210	501,945	Softcat PLC (United Kingdom)	3,700	40,055
Booz Allen Hamilton Holding Corp.	4,600	267,444	Symantec Corp.	11,490	264,155
Bravura Solutions, Ltd. (Australia)	8,700	33,835	Texas Instruments, Inc.	5,160	547,321
Broadridge Financial Solutions, Inc.	1,380	143,092	TIS, Inc. (Japan)	800	37,960
CDW Corp.	1,240	119,499	Visa, Inc., Class A [2]	8,920	1,393,215
Ceridian HCM Holding, Inc. *	8,090	415,017	VTech Holdings, Ltd. (Bermuda)	600	6,145
Cisco Systems, Inc.	19,795	1,068,732	The Western Union Co.	9,680	178,790
Citizen Watch Co., Ltd. (Japan)	6,500	36,322	WEX, Inc.*	540	103,675
Citrix Systems, Inc.	7,540	751,436	Xilinx, Inc.	2,390	303,028
Conduent, Inc.*	14,760	204,131	Zebra Technologies Corp., Class A*	1,310	274,484
Dell Technologies, Inc. , Class C *	2,600	152,594	Total Information Technology		22,905,854
Dialog Semiconductor PLC (United Kingdom) *	1,300	39,647	Materials - 1.7%
DocuSign, Inc.*,2	2,710	140,486	Altri SGPS, S.A. (Portugal)	6,300	49,379
Electrocomponents PLC (United Kingdom)	1,600	11,718	Avery Dennison Corp.	600	67,800
F5 Networks, Inc.*	1,710	268,350	Celanese Corp.	1,180	116,360
FLIR Systems, Inc.	12,140	577,621	CF Industries Holdings, Inc.	2,660	108,741
Fortinet, Inc. *	4,550	382,064	Domtar Corp.	10,810	536,716
Halma PLC (United Kingdom)	1,300	28,343	Ecolab, Inc.	920	162,417
Hosiden Corp. (Japan)	6,000	50,481	Evraz PLC (United Kingdom)	2,100	16,990
HP, Inc.	13,800	268,134	Ferrexpo PLC (United Kingdom)	3,500	11,297
Ines Corp. (Japan)	4,400	52,446	Fujimi, Inc. (Japan)	900	19,752
Intel Corp.	15,050	808,185	Linde PLC (Ireland)	4,590	807,519
International Business Machines Corp.	10,850	1,530,935	LyondellBasell Industries, N. V. ,
Intuit, Inc.	570	149,004	Class A (Netherlands)	5,430	456,554

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Materials - 1.7% (continued)			Public Storage, REIT	2,740	$596,717
Metsa Board OYJ (Finland)	4,200	$25,783	Raysum Co., Ltd. (Japan)	4,600	42,466
The Navigator Co., S. A. (Portugal)	6,300	28,847	RDI REIT PLC, REIT (United Kingdom)	1,600	3,168
NOF Corp. (Japan)	400	13,652	Retail Value, Inc., REIT	2,729	85,063
PPG Industries, Inc.	3,315	374,164	Selvaag Bolig A. S. A. (Norway)	1,900	9,478
Reliance Steel & Aluminum Co.	5,050	455,813	Senior Housing Properties Trust, REIT	21,690	255,508
Royal Gold, Inc.	8,015	728,804	Simon Property Group, Inc. , REIT	1,190	216,830
Sonoco Products Co.[2]	3,210	197,511	Soilbuild Business Space REIT, REIT (Singapore)	215,700	97,883
Southern Copper Corp.[2]	4,270	169,434	Takara Leben Co., Ltd. (Japan)	1,300	4,045
Svenska Cellulosa AB SCA, Class B (Sweden)	6,400	55,570	Tanger Factory Outlet Centers, Inc. , REIT [2]	11,900	249,662
Toagosei Co., Ltd. (Japan)	600	6,356	Taubman Centers, Inc. , REIT	940	49,707
Toyo Ink SC Holdings Co., Ltd. (Japan)	600	13,500	Vastned Retail, N. V. , REIT (Netherlands)	100	3,876
Yodogawa Steel Works, Ltd. (Japan)	200	3,722	Ventas, Inc., REIT	6,120	390,517
Total Materials		4,426,681	Weingarten Realty Investors, REIT	16,750	491,947
Real Estate - 2.4%			Total Real Estate		6,111,573
Alexandria Real Estate Equities, Inc. , REIT	500	71,280	Utilities - 2.5%
alstria office REIT-AG, REIT (Germany)	600	9,766	Acciona, S.A. (Spain)	400	44,575
Argosy Property, Ltd. (New Zealand)	23,700	20,659	American Electric Power Co., Inc.	9,550	799,812
Bayside Land Corp. (Israel)	30	14,319	Atmos Energy Corp.	7,840	806,971
CapitaLand Retail China Trust, REIT (Singapore)	7,500	8,695	Avangrid, Inc.	4,640	233,624
Charter Hall Group, REIT (Australia)	3,000	21,888	CenterPoint Energy, Inc.[2]	19,755	606,479
Corporate Office Properties Trust, REIT	11,140	304,122	Consolidated Edison, Inc.	8,580	727,670
Equity Commonwealth, REIT	13,880	453,737	Eversource Energy	5,320	377,454
Equity Residential, REIT	6,015	453,050	Italgas S. P. A. (Italy)	5,000	30,896
Fabege AB (Sweden)	3,700	53,773	Kenon Holdings, Ltd. (Singapore)	3,900	74,679
Frasers Commercial Trust, REIT (Singapore)	28,600	31,252	OGE Energy Corp.	10,760	463,971
GDI Property Group, REIT (Australia)	46,500	45,894	Pinnacle West Capital Corp.	5,410	517,088
Great Portland Estates PLC,			REN - Redes Energeticas Nacionais SGPS,
REIT (United Kingdom)	8,800	85,597	S. A. (Portugal)	11,100	31,675
Hemfosa Fastigheter AB (Sweden)	5,700	50,058	The Southern Co.	7,380	381,398
Intervest Offices & Warehouses, N. V. ,			WEC Energy Group, Inc.	8,760	692,741
REIT (Belgium)	2,100	56,654	Xcel Energy, Inc.	12,640	710,494
Jones Lang LaSalle, Inc.	670	103,301	Total Utilities		6,499,527
Kungsleden AB (Sweden)	9,500	75,666	Total Common Stocks
Life Storage, Inc. , REIT	2,440	237,339	(Cost $119,886,772)		131,349,036
LondonMetric Property PLC,				Principal
REIT (United Kingdom)	5,500	14,306		Amount
Mori Trust Sogo Reit, Inc. , REIT (Japan)	40	62,174	Corporate Bonds and Notes - 15.4%
NSI, N. V. , REIT (Netherlands)	100	4,246	Financials - 3.9%
Nyfosa AB (Sweden)*,2	4,600	27,559	Aflac, Inc.
Omega Healthcare Investors, Inc. , REIT [2]	2,240	85,456	4.000%, 10/15/46	$30,000	29,674
OUE Hospitality Trust (Singapore)	31,700	16,965	The Allstate Corp.
			3.150%, 06/15/23	30,000	30,383
Park Hotels & Resorts, Inc. , REIT	22,080	686,246
			American Express Co.
Piedmont Office Realty Trust, Inc. , Class A, REIT [2]	29,770	620,704	3.400%, 02/27/23	435,000	441,872

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Financials - 3.9% (continued)			Omega Healthcare Investors, Inc.
			5.250%, 01/15/26	$605,000	$633,620
American Express Co.
4.050%, 12/03/42	$350,000	$361,383	The Progressive Corp.
American Financial Group, Inc.			2.450%, 01/15/27	330,000	313,915
			4.350%, 04/25/44	295,000	313,117
4.500%, 06/15/47	25,000	23,589
			Simon Property Group, LP
Aon Corp.			4.750%, 03/15/42	35,000	38,843
5.000%, 09/30/20	20,000	20,688
			TD Ameritrade Holding Corp.
Aspen Insurance Holdings, Ltd. (Bermuda)			2.950%, 04/01/22	25,000	25,230
4.650%, 11/15/23	255,000	262,787
			Visa, Inc.
Bank of America Corp., GMTN			2.750%, 09/15/27	240,000	237,348
(3 month LIBOR + 1.370%)			2.800%, 12/14/22	40,000	40,432
3.593%, 07/21/28 [3]	1,405,000	1,402,080	4.150%, 12/14/35	240,000	261,934
Brown & Brown, Inc.			Total Financials		9,962,080
4.200%, 09/15/24	25,000	25,501	Industrials - 9.6%
CBRE Services, Inc.			3M Co., MTN
5.250%, 03/15/25	245,000	262,959	1.625%, 09/19/21	20,000	19,602
EPR Properties			AbbVie, Inc.
4.750%, 12/15/26	25,000	25,697	4.400%, 11/06/42	700,000	648,333
The Goldman Sachs Group, Inc.
(3 month LIBOR + 1.510%), 3.691%, 06/05/28 [3]	125,000	123,915	Advance Auto Parts, Inc.
3.850%, 01/26/27	700,000	703,317	4.500%, 12/01/23	25,000	26,237
HCP, Inc.			Agilent Technologies, Inc.
4.200%, 03/01/24	30,000	31,063	3.875%, 07/15/23	30,000	30,984
Hospitality Properties Trust			Altria Group, Inc.
4.500%, 06/15/23	400,000	405,164	4.250%, 08/09/42	935,000	814,900
5.250%, 02/15/26	25,000	25,516	Amazon.com, Inc.
Host Hotels & Resorts, LP			2.400%, 02/22/23	45,000	44,615
Series F, 4.500%, 02/01/26	255,000	259,963	AmerisourceBergen Corp.
6.000%, 10/01/21	25,000	26,455	4.250%, 03/01/45	30,000	27,180
JPMorgan Chase & Co.			Amgen, Inc.
2.950%, 10/01/26	490,000	479,104	3.875%, 11/15/21	50,000	51,363
3.200%, 01/25/23	820,000	831,749
			Anthem, Inc.
Kemper Corp.			4.625%, 05/15/42	40,000	41,353
4.350%, 02/15/25	25,000	25,605
			Apple, Inc.
Lazard Group LLC			3.850%, 05/04/43	100,000	101,161
3.625%, 03/01/27	340,000	329,825
3.750%, 02/13/25	25,000	25,211	Aptiv PLC (Ireland)
Marsh & McLennan Cos., Inc.			4.250%, 01/15/26	25,000	25,792
4.750%, 03/15/39	370,000	401,071	AstraZeneca PLC (United Kingdom)
4.900%, 03/15/49	30,000	32,894	2.375%, 06/12/22	35,000	34,499
Mastercard, Inc.			Automatic Data Processing, Inc.
3.800%, 11/21/46	30,000	31,048	2.250%, 09/15/20	20,000	19,893
Mercury General Corp.			3.375%, 09/15/25	10,000	10,351
4.400%, 03/15/27	615,000	611,715	AutoZone, Inc.
MetLife, Inc.			3.125%, 07/15/23	30,000	30,090
3.600%, 11/13/25	40,000	41,301	Baxter International, Inc.
Morgan Stanley			3.500%, 08/15/46	30,000	25,973
(3 month LIBOR + 1.340%)			Best Buy Co., Inc.
3.591%, 07/22/28 [3]	295,000	293,020	4.450%, 10/01/28	610,000	618,381
			5.500%, 03/15/21	25,000	26,061
Old Republic International Corp.
3.875%, 08/26/26	540,000	533,092	Biogen, Inc.
			5.200%, 09/15/45	30,000	31,723

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 9.6% (continued)			Eli Lilly & Co.
			3.700%, 03/01/45	$20,000	$19,933
The Boeing Co.
1.875%, 06/15/23	$275,000	$264,463	Emerson Electric Co.
2.800%, 03/01/27	410,000	398,790	2.625%, 12/01/21	30,000	30,024
Boston Scientific Corp.			The Estee Lauder Cos., Inc.
4.125%, 10/01/23	350,000	364,896	1.700%, 05/10/21	300,000	294,618
BP Capital Markets PLC (United Kingdom)			Fidelity National Information Services, Inc.
2.500%, 11/06/22	55,000	54,560	3.000%, 08/15/26	250,000	239,747
3.994%, 09/26/23	295,000	309,199	4.500%, 08/15/46	290,000	274,728
Broadcom Corp. / Broadcom Cayman			Fiserv, Inc.
Finance, Ltd.			3.500%, 10/01/22	30,000	30,403
3.500%, 01/15/28	360,000	331,116	Fox Corp.
Broadridge Financial Solutions, Inc.			4.709%, 01/25/29[1]	740,000	794,129
3.400%, 06/27/26	25,000	24,219	Gilead Sciences, Inc.
Cardinal Health, Inc.			2.950%, 03/01/27	770,000	748,346
4.600%, 03/15/43	35,000	32,322	3.250%, 09/01/22	50,000	50,959
Caterpillar Financial Services Corp., MTN			Hess Corp.
2.625%, 03/01/23	45,000	44,774	4.300%, 04/01/27	30,000	29,741
Cisco Systems, Inc.			Hewlett Packard Enterprise Co.
2.600%, 02/28/23	45,000	45,308	4.900%, 10/15/25	495,000	526,469
Citrix Systems, Inc.			HollyFrontier Corp.
4.500%, 12/01/27	640,000	630,385	5.875%, 04/01/26	430,000	460,513
Comcast Corp.			The Home Depot, Inc.
3.150%, 02/15/28	450,000	440,754	2.700%, 04/01/23	50,000	50,274
ConocoPhillips Co.			Honeywell International, Inc.
4.950%, 03/15/26	465,000	518,601	2.500%, 11/01/26	10,000	9,770
CSX Corp.			HP, Inc.
3.400%, 08/01/24	25,000	25,483	3.750%, 12/01/20	20,000	20,343
3.700%, 10/30/20	495,000	501,533	4.050%, 09/15/22	350,000	361,464
Danaher Corp.			Intel Corp.
2.400%, 09/15/20	20,000	19,912	4.800%, 10/01/41	40,000	46,340
Darden Restaurants, Inc.			International Paper Co.
3.850%, 05/01/27	375,000	371,931	3.000%, 02/15/27[2]	40,000	38,544
4.550%, 02/15/48	30,000	28,837	The Interpublic Group of Cos., Inc.
Deere & Co.			5.400%, 10/01/48	10,000	10,133
3.900%, 06/09/42	260,000	272,819	John Deere Capital Corp., MTN
Delta Air Lines, Inc.			2.200%, 03/13/20	20,000	19,922
3.625%, 03/15/22	10,000	10,063	Juniper Networks, Inc.
4.375%, 04/19/28	15,000	14,711	4.500%, 03/15/24	25,000	26,049
Devon Energy Corp.
5.600%, 07/15/41	315,000	347,673	Keysight Technologies, Inc.
			4.600%, 04/06/27	590,000	610,435
Dollar General Corp.
3.875%, 04/15/27	265,000	268,043	Kinder Morgan, Inc.
			4.300%, 03/01/28	50,000	51,697
Domtar Corp.
4.400%, 04/01/22	550,000	562,087	KLA-Tencor Corp.
			4.125%, 11/01/21	25,000	25,701
DXC Technology Co.
4.750%, 04/15/27	25,000	25,415	Kohl's Corp.
			4.250%, 07/17/25	485,000	497,483
eBay, Inc.
4.000%, 07/15/42	40,000	34,078	The Kroger Co.
			5.400%, 07/15/40	680,000	696,995
Eli Lilly & Co.
3.100%, 05/15/27	10,000	10,047	Lockheed Martin Corp.
			3.550%, 01/15/26	40,000	41,320

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 9.6% (continued)			QUALCOMM, Inc.
Lowe's Cos., Inc.			4.800%, 05/20/45	$605,000	$615,149
4.650%, 04/15/42	$35,000	$35,550	Ralph Lauren Corp.
LYB International Finance BV (Netherlands)			2.625%, 08/18/20	25,000	24,960
5.250%, 07/15/43	270,000	276,355	Reliance Steel & Aluminum Co.
LYB International Finance II BV (Netherlands)			4.500%, 04/15/23	25,000	25,946
3.500%, 03/02/27	245,000	235,829	S&P Global, Inc.
Macy's Retail Holdings, Inc.			3.300%, 08/14/20	30,000	30,260
2.875%, 02/15/23[2]	670,000	648,982	Shell International Finance BV (Netherlands)
			2.250%, 01/06/23	60,000	59,086
McDonald's Corp., MTN			2.500%, 09/12/26	660,000	638,374
4.875%, 07/15/40	40,000	42,502
			The Sherwin-Williams Co.
Medtronic, Inc.			4.000%, 12/15/42	35,000	31,689
3.625%, 03/15/24	45,000	46,724
			Southern Copper Corp. (Peru)
Merck & Co., Inc.			3.875%, 04/23/25	650,000	659,987
2.800%, 05/18/23	35,000	35,375
3.600%, 09/15/42	680,000	663,973	Spirit AeroSystems, Inc.
Methanex Corp. (Canada)			3.850%, 06/15/26	25,000	24,044
4.250%, 12/01/24	25,000	24,972	Steelcase, Inc.
Micron Technology, Inc.			5.125%, 01/18/29	25,000	26,101
5.500%, 02/01/25	335,000	347,097	Target Corp.
			2.500%, 04/15/26 [2]	300,000	292,043
Microsoft Corp.			4.000%, 07/01/42	240,000	242,622
3.300%, 02/06/27	85,000	87,342
			Thermo Fisher Scientific, Inc.
NetApp, Inc.			4.150%, 02/01/24	35,000	36,596
3.300%, 09/29/24	240,000	237,307
3.375%, 06/15/21	25,000	25,248	The TJX Cos., Inc.
NIKE, Inc.			2.250%, 09/15/26	30,000	28,498
3.625%, 05/01/43	30,000	29,379	Total System Services, Inc.
Nordstrom, Inc.			4.800%, 04/01/26	25,000	26,289
4.000%, 03/15/27 [2]	30,000	29,501	Toyota Motor Credit Corp., MTN
Norfolk Southern Corp.			4.250%, 01/11/21	400,000	411,632
2.903%, 02/15/23	20,000	20,025	Union Pacific Corp.
3.850%, 01/15/24	230,000	239,227	3.646%, 02/15/24	10,000	10,324
4.837%, 10/01/41	15,000	16,366	4.000%, 04/15/47	285,000	281,669
Occidental Petroleum Corp.			United Technologies Corp.
4.625%, 06/15/45	220,000	240,920	3.125%, 05/04/27	50,000	48,903
Omnicom Group, Inc. / Omnicom Capital, Inc.			Verisk Analytics, Inc.
3.600%, 04/15/26	30,000	29,785	5.500%, 06/15/45	25,000	27,895
ONEOK Partners, LP			Verizon Communications, Inc.
3.800%, 03/15/20	30,000	30,185	4.272%, 01/15/36	855,000	866,077
6.125%, 02/01/41	235,000	263,090	4.750%, 11/01/41	100,000	105,776
Oracle Corp.			VF Corp.
3.250%, 11/15/27	80,000	80,520	3.500%, 09/01/21	25,000	25,481
O'Reilly Automotive, Inc.			VMware, Inc.
4.350%, 06/01/28	30,000	31,340	3.900%, 08/21/27	30,000	28,868
Pfizer, Inc.			Walmart, Inc.
3.000%, 12/15/26	50,000	50,099	1.900%, 12/15/20	35,000	34,710
3.600%, 09/15/28	290,000	302,656	4.000%, 04/11/43	25,000	26,003
Philip Morris International, Inc.			Waste Management, Inc.
2.625%, 03/06/23	45,000	44,704	4.750%, 06/30/20	30,000	30,772
4.375%, 11/15/41	715,000	697,906	Westlake Chemical Corp.
Praxair, Inc.			5.000%, 08/15/46	25,000	24,357
3.000%, 09/01/21	30,000	30,284

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 9.6% (continued)			Federal National Mortgage Association
			2.000%, 10/05/22	$510,000	$505,446
WW Grainger, Inc.			2.625%, 09/06/24[2]	345,000	350,297
4.600%, 06/15/45	$450,000	$480,412
Zoetis, Inc.			FNMA
			2.000%, 01/01/30	47,291	46,533
3.450%, 11/13/20	30,000	30,284	2.500%, 04/01/28 to 05/01/43	1,501,342	1,478,215
Total Industrials		24,624,640	3.000%, 03/01/42 to 01/01/47	1,367,770	1,365,881
Utilities - 1.9%			3.500%, 11/01/25 to 08/01/48	2,366,750	2,409,193
			4.000%, 12/01/21 to 02/01/49	3,522,220	3,631,474
Baker Hughes, a GE Co. LLC			4.500%, 06/01/39 to 12/01/48	1,653,386	1,735,498
5.125%, 09/15/40	295,000	310,084	5.000%, 09/01/33 to 10/01/41	245,003	264,350
BP Capital Markets America, Inc.			5.500%, 02/01/35 to 05/01/39	115,612	126,194
3.937%, 09/21/28	245,000	256,910	Total Fannie Mae		12,411,995
CenterPoint Energy Resources Corp.			Freddie Mac - 8.8%
4.500%, 01/15/21	35,000	35,869	Federal Home Loan Mortgage Corp.
Enterprise Products Operating LLC			1.375%, 05/01/20	170,000	168,092
3.900%, 02/15/24	20,000	20,775	2.375%, 01/13/22	490,000	491,560
Exelon Generation Co. LLC			FHLMC Gold Pool
5.750%, 10/01/41	305,000	318,461	2.500%, 07/01/28 to 09/01/46	1,148,655	1,130,547
			3.000%, 01/01/29 to 01/01/48	6,706,917	6,707,826
FirstEnergy Corp.			3.500%, 03/01/42 to 09/01/48	8,668,713	8,820,094
Series B			4.000%, 03/01/44 to 09/01/48	3,861,658	3,989,991
3.900%, 07/15/27	275,000	279,264	4.500%, 02/01/39 to 04/01/44	704,797	742,498
Florida Power & Light Co.			5.000%, 07/01/35 to 07/01/41	561,592	605,440
2.750%, 06/01/23	40,000	40,243	5.500%, 04/01/38 to 01/01/39	33,923	37,224
Georgia Power Co.			Total Freddie Mac		22,693,272
Series 10-C			U. S. Treasury Obligations - 18.7%
4.750%, 09/01/40	730,000	757,278	U. S. Treasury Notes
IPALCO Enterprises, Inc.			1.125%, 07/31/21	3,305,000	3,220,245
3.700%, 09/01/24	25,000	25,151	1.375%, 05/31/20 to 08/31/20	3,115,000	3,075,494
Kinder Morgan Energy Partners, LP			1.500%, 01/31/22	3,900,000	3,821,162
			1.625%, 07/31/20 to 04/30/23	5,590,000	5,486,206
4.150%, 02/01/24	735,000	761,597	1.750%, 11/15/20 to 06/30/22	4,390,000	4,331,666
National Fuel Gas Co.			1.875%, 06/30/20 to 11/30/21	3,420,000	3,392,579
4.750%, 09/01/28	630,000	638,781	2.000%, 02/28/21 to 02/15/25	3,700,000	3,666,928
NextEra Energy Capital Holdings, Inc.			2.125%, 12/31/21	1,810,000	1,804,379
			2.250%, 11/15/24 to 11/15/27	3,170,000	3,159,366
3.550%, 05/01/27	460,000	462,352	2.375%, 08/15/24	2,280,000	2,291,979
Oklahoma Gas & Electric Co.			2.500%, 06/30/20 to 05/15/24	5,360,000	5,399,156
4.150%, 04/01/47	25,000	25,422	2.625%, 06/15/21	570,000	574,564
PacifiCorp			2.875%, 05/15/28	1,425,000	1,480,414
4.100%, 02/01/42	305,000	314,929	U. S. Treasury Bonds
			2.750%, 08/15/47	2,275,000	2,243,097
Plains All American Pipeline, LP / PAA Finance			3.000%, 02/15/48	2,020,000	2,090,463
Corp.			3.125%, 05/15/48	1,710,000	1,813,602
4.500%, 12/15/26	35,000	35,890
			Total U. S. Treasury Obligations		47,851,300
Progress Energy, Inc.
6.000%, 12/01/39	400,000	489,432	Total U. S. Government and Agency Obligations
			(Cost $82,219,065)		82,956,567
Total Utilities		4,772,438
Total Corporate Bonds and Notes				Shares
(Cost $38,271,412)		39,359,158	Preferred Stock - 0.0%#
U. S. Government and Agency Obligations -			Industrials - 0.0%#
32.3%			Sixt SE (Germany)
Fannie Mae - 4.8%			(Cost $26,594)	350	23,897
Federal National Mortgage Association
1.375%, 10/07/21	510,000	498,914

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

		Principal
		Amount	Value		Shares	Value

Short	-Term Investments - 1.3%			Other Investment Companies - 0.8%
	Joint Repurchase Agreements - 0.5%[4]			Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.34%[5]	710,267	$710,267
	Bank of Montreal, dated 03/29/19, due 04/01/19,
	2.580% total to be received $211,053			Dreyfus Institutional Preferred Government
	(collateralized by various U. S. Treasuries,			Money Market Fund, Institutional Shares,
	0.000% - 3.750%, 04/25/19 - 08/15/48, totaling			2.40% [5]	710,267	710,267
	$215,228)	$211,008	$211,008	JPMorgan U.S. Government Money Market Fund,
	Mizuho Securities USA, LLC, dated 03/29/19, due			IM Shares, 2.39%[5]	731,791	731,791
	04/01/19, 2.610% total to be received			Total Other Investment Companies		2,152,325
	$1,000,218 (collateralized by various
	U. S. Government Agency Obligations, 2.000% -			Total Short-Term Investments
	6.000%, 10/01/19 - 07/01/48, totaling			(Cost $3,363,333)		3,363,333
	$1,020,000)	1,000,000	1,000,000	Total Investments - 100.2%
	Total Joint Repurchase Agreements		1,211,008	(Cost $243,767,176)		257,051,991
				Other Assets, less Liabilities - (0.2)%		(498,236)
				Net Assets - 100.0%		$256,553,755

* Non-income producing security.	[5] Yield shown represents the March 31, 2019, seven day average yield, which refers to
# Less than 0.05%.	the sum of the previous seven days' dividends paid, expressed as an annual
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	percentage.
security may be resold in transactions exempt from registration, normally to qualified	FHLMC	Freddie Mac
buyers. At March 31, 2019, the value of these securities amounted to $890,403 or 0.3%	FNMA	Fannie Mae
of net assets.	GMTN	Global Medium-Term Notes
[2] Some or all of these securities, amounting to $12,264,468 or 4.8% of net assets, were	LIBOR	London Interbank Offered Rate
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	MTN	Medium-Term Note
Obligations. See Notes to Schedules of Portfolio of Investments.
	REIT	Real Estate Investment Trust
[3] Variable rate security. The rate shown is based on the latest available information as of
March 31, 2019.	SDR	Sponsored Depositary Receipt
[4] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$22,330,977	$574,877	—	$22,905,854
Financials	19,279,601	762,385	—	20,041,986
Health Care	17,854,538	347,149	—	18,201,687
Industrials	12,562,622	1,029,767	—	13,592,389
Consumer Discretionary	10,582,794	593,539	—	11,176,333
Consumer Staples	10,229,828	346,635	—	10,576,463
Communication Services	10,114,307	384,305	—	10,498,612
Energy	6,951,661	366,270	—	7,317,931
Utilities	6,317,702	181,825	—	6,499,527
Real Estate	5,625,431	486,142	—	6,111,573
Materials	4,181,833	244,848	—	4,426,681
Corporate Bonds and Notes †	—	39,359,158	—	39,359,158
U. S. Government and Agency Obligations †	—	82,956,567	—	82,956,567
Preferred Stock †	—	23,897	—	23,897
Short-Term Investments
Joint Repurchase Agreements	—	1,211,008	—	1,211,008
Other Investment Companies	2,152,325	—	—	2,152,325
Total Investments in Securities	$128,183,619	$128,868,372	—	$257,051,991

† All corporate bonds and notes, U.S. government and agency obligations and preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, U.S. government and agency obligations and preferred stocks by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Australia	0.2
Belgium	0.0#
Bermuda	0.3
Canada	0.0#
Cayman Islands	0.0#
Curaçao	0.3
Denmark	0.1
Faroe Islands	0.0#
Finland	0.0#
France	0.1
Germany	0.1
Gibraltar	0.0#
Guernsey	0.0#
Hong Kong	0.0#
Ireland	1.5
Israel	0.0#
Italy	0.1
Japan	0.8
Jersey	0.0#
Malta	0.0#
Netherlands	0.7
New Zealand	0.0#
Norway	0.1
Peru	0.3
Portugal	0.0#
Singapore	0.1
Spain	0.0#
Sweden	0.2
Switzerland	0.1
United Kingdom	0.7
United States	94.3
100.0

# Less than 0.05%.

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Asset-Backed Security - 3.8%			FNMA REMICS
			Series 2005-13, Class AF
Progress Residential Trust			(1 month LIBOR + 0.400%), 2.886%,
Series 2015-SFR2, Class A			03/25/35 [3]	$166,262	$166,257
2.740%, 06/12/32 [1]	$2,946,957	$2,925,174
			Series 1994-55, Class H
Total Asset-Backed Security			7.000%, 03/25/24	196,463	212,697
(Cost $2,946,920)		2,925,174	FNMA REMICS Whole Loan
Mortgage-Backed Securities - 0.5%			Series 2003-W4, Class 4A
			7.500%, 10/25/42[2]	43,576	48,559
American Home Mortgage Assets Trust
Series 2005-1, Class 1A1			Total Fannie Mae		39,439,726
4.358%, 11/25/35 [2]	33,843	29,430
			Freddie Mac - 37.3%
American Home Mortgage Investment Trust			FHLMC Gold Pool
Series 2004-1, Class 4A			3.000%, 10/01/42 to 06/01/45	1,838,093	1,837,624
(6 month LIBOR + 2.000%), 4.685%, 04/25/44 [3]	76,952	75,107	3.500%, 04/01/32 to 02/01/47	2,642,821	2,707,066
Banc of America Funding			4.000%, 09/01/31	241,333	251,068
Series 2004-B, Class 1A2			4.500%, 05/01/23 to 09/01/41	1,182,183	1,247,364
3.714%, 12/20/34 [2]	58,909	47,653	5.000%, 10/01/19 to 06/01/41	1,652,206	1,780,143
			5.500%, 07/01/23 to 01/01/39	1,221,234	1,328,917
GSR Mortgage Loan Trust			6.000%, 09/01/21 to 01/01/24	81,552	83,626
Series 2004-5, Class 1A3			7.000%, 07/01/19	2,154	2,154
(U.S. Treasury Yield Curve CMT 1 year +			7.500%, 07/01/34	397,703	452,782
1.750%), 4.300%, 05/25/34 [3]	9,117	8,998
			FHLMC
Reperforming Loan REMIC Trust			3.500%, TBA 30 years[4,5]	3,300,000	3,347,253
Series 2004-R2, Class 1AF1			4.000%, TBA 30 years[4,5]	14,500,000	14,925,654
(1 month LIBOR + 0.420%), 2.909%, 11/25/34 [1,3]	53,513	49,022	(U.S. Treasury Yield Curve CMT 1 year +
			2.224%), 4.716%, 11/01/33 [3]	289,323	303,701
Structured Asset Securities Corp.
Series 2005-RF1, Class A			Total Freddie Mac		28,267,352
(1 month LIBOR + 0.350%), 2.836%, 03/25/35 [1,3]	139,155	128,657	Ginnie Mae - 35.2%
Wells Fargo Mortgage Backed Securities Trust			GNMA
Series 2007-16, Class 1A1			3.000%, 11/15/42 to 06/20/45	2,705,023	2,724,297
6.000%, 12/28/37	48,568	48,189	3.500%, 08/15/43 to 11/20/45	6,589,075	6,741,527
Total Mortgage-Backed Securities			4.000%, 06/20/43 to 04/20/47	11,001,280	11,401,642
(Cost $418,368)		387,056	4.500%, 05/15/39 to 02/15/46	2,006,685	2,119,296
			5.000%, 12/15/35 to 12/15/45	2,821,393	3,010,041
U. S. Government and Agency Obligations -			5.500%, 10/15/39 to 11/15/39	650,180	708,447
126.3%			7.500%, 11/15/31	4,187	4,662
Fannie Mae - 52.0%			Total Ginnie Mae		26,709,912
FNMA			Interest Only Strip - 1.8%
2.500%, 02/01/43	565,200	551,556
3.000%, 01/01/43 to 06/01/45	3,763,458	3,765,078	FHLMC
3.500%, TBA 30 years[4,5]	400,000	405,422	Series 212, Class IO
3.500%, 05/01/42 to 10/01/45	5,953,329	6,072,895	6.000%, 05/15/31	611	125
4.000%, TBA 30 years[4,5]	9,100,000	9,360,279	FHLMC REMICS
4.000%, 12/01/26 to 09/01/55	5,845,444	6,064,658	Series 2380, Class SI
(6 month LIBOR + 1.600%), 4.268%, 06/01/34 [3]	251,842	260,371	(7.900% minus 1 month LIBOR, Cap 7.900%,
(12 month LIBOR + 1.652%), 4.415%, 08/01/34 [3]	68,601	71,520	Floor 0.000%), 5.416%, 06/15/31 [3]	5,850	1,127
4.500%, 11/01/26 to 09/01/53	3,651,210	3,870,510	Series 2922, Class SE
4.500%, TBA 30 years [4,5]	4,400,000	4,584,336	(6.750% minus 1 month LIBOR, Cap 6.750%,
4.750%, 07/01/34 to 09/01/34	169,120	179,799	Floor 0.000%), 4.266%, 02/15/35 [3]	58,601	9,727
5.000%, 08/01/40	1,506,342	1,625,369	Series 2934, Class HI
5.500%, 10/01/20 to 08/01/41	1,384,243	1,505,146	5.000%, 02/15/20	3,244	43
6.000%, 11/01/22 to 06/01/39	500,705	540,457	Series 2934, Class KI
6.500%, 07/01/32	56,528	57,122	5.000%, 02/15/20	1,999	21
7.000%, 11/01/22	94,798	97,695	Series 2965, Class SA
			(6.050% minus 1 month LIBOR, Cap 6.050%,
			Floor 0.000%), 3.566%, 05/15/32 [3]	122,928	15,552

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Interest Only Strip - 1.8% (continued)			FNMA REMICS
			Series 2006-3, Class SA
FHLMC REMICS			(6.150% minus 1 month LIBOR, Cap 6.150%,
Series 2967, Class JI			Floor 0.000%), 3.664%, 03/25/36 [3]	$78,094	$10,953
5.000%, 04/15/20	$7,895	$130
Series 2980, Class SL			Series 2007-75, Class JI
			(6.545% minus 1 month LIBOR, Cap 6.545%,
(6.700% minus 1 month LIBOR, Cap 6.700%,			Floor 0.000%), 4.059%, 08/25/37 [3]	74,527	12,708
Floor 0.000%), 4.216%, 11/15/34 [3]	96,721	21,712
Series 3065, Class DI			Series 2008-86, Class IO
(6.620% minus 1 month LIBOR, Cap 6.620%,			4.500%, 03/25/23	815	5
Floor 0.000%), 4.136%, 04/15/35 [3]	154,959	23,449	Series 2009-31, Class PI
			5.000%, 11/25/38	447,346	62,043
Series 3308, Class S			Series 2010-121, Class IO
(7.200% minus 1 month LIBOR, Cap 7.200%,
Floor 0.000%), 4.716%, 03/15/32 [3]	111,914	19,690	5.000%, 10/25/25	826	8
			Series 2010-65, Class IO
Series 3424, Class XI			5.000%, 09/25/20	16,942	334
(6.570% minus 1 month LIBOR, Cap 6.570%,			Series 2011-124, Class IC
Floor 0.000%), 4.086%, 05/15/36 [3]	142,032	22,217
			3.500%, 09/25/21	38,296	439
Series 3489, Class SD			Series 2011-88, Class WI
(7.800% minus 1 month LIBOR, Cap 7.800%,			3.500%, 09/25/26	154,004	12,852
Floor 0.000%), 5.316%, 06/15/32 [3]	64,254	12,039
			Series 2012-126, Class SJ
Series 3882, Class AI			(5.000% minus 1 month LIBOR, Cap 5.000%,
5.000%, 06/15/26	5,413	112	Floor 0.000%), 2.515%, 11/25/42[3]	420,134	53,404
Series 3927, Class AI			Series 2012-130, Class UI
4.500%, 08/15/26	157,111	12,009	3.000%, 12/25/27	250,356	19,806
Series 4097, Class CI			Series 2012-150, Class BI
3.000%, 08/15/27	200,739	15,944	3.000%, 01/25/28	195,776	15,679
Series 4123, Class DI			Series 2013-5, Class YI
3.000%, 10/15/27	514,647	37,517	3.000%, 02/25/28	270,882	21,534
Series 4395, Class TI
4.000%, 05/15/26	345,870	26,996	GNMA
			Series 2011-167, Class IO
FNMA			5.000%, 12/16/20	5,236	120
Series 222, Class 2			Series 2011-32, Class KS
7.000%, 06/25/23	2,836	307	(12.100% minus 2 times 1 month LIBOR, Cap
Series 351, Class 5			12.100%, Floor 0.000%), 7.136%, 06/16/34 [3]	43,041	1,051
5.000%, 04/25/34	18,015	2,993	Series 2011-94, Class IS
Series 351, Class 3			(6.700% minus 1 month LIBOR, Cap 6.700%,
5.000%, 04/25/34	37,254	6,004	Floor 0.000%), 4.218%, 06/16/36 [3]	134,896	13,468
Series 351, Class 4			Series 2012-103, Class IB
5.000%, 04/25/34	21,237	3,900	3.500%, 04/20/40	129,230	10,158
FNMA REMICS			Series 2012-140, Class IC
Series 2004-51, Class SX			3.500%, 11/20/42	409,436	71,677
(7.120% minus 1 month LIBOR, Cap 7.120%,			Series 2012-34, Class KS
Floor 0.000%), 4.635%, 07/25/34 [3]	64,285	11,399	(6.050% minus 1 month LIBOR, Cap 6.050%,
Series 2004-64, Class SW			Floor 0.000%), 3.568%, 03/16/42 [3]	322,795	65,607
(7.050% minus 1 month LIBOR, Cap 7.050%,			Series 2012-69, Class QI
Floor 0.000%), 4.564%, 08/25/34 [3]	205,948	35,930	4.000%, 03/16/41	168,206	23,752
Series 2005-12, Class SC			Series 2014-173, Class AI
(6.750% minus 1 month LIBOR, Cap 6.750%,			4.000%, 11/20/38	105,011	4,148
Floor 0.000%), 4.264%, 03/25/35 [3]	87,052	13,266	Series 2016-108, Class QI
Series 2005-45, Class SR			4.000%, 08/20/46	265,635	56,338
(6.720% minus 1 month LIBOR, Cap 6.720%,			Series 2016-118, Class DS
Floor 0.000%), 4.234%, 06/25/35[3]	160,199	26,757	(6.100% minus 1 month LIBOR, Cap 6.100%,
Series 2005-65, Class KI			Floor 0.000%), 3.612%, 09/20/46 [3]	293,284	50,873
(7.000% minus 1 month LIBOR, Cap 7.000%,			Series 2016-145, Class UI
Floor 0.000%), 4.514%, 08/25/35 [3]	380,649	65,006	3.500%, 10/20/46	376,209	71,123
Series 2005-89, Class S			Series 2016-17, Class JS
(6.700% minus 1 month LIBOR, Cap 6.700%,			(6.100% minus 1 month LIBOR, Cap 6.100%,
Floor 0.000%), 4.215%, 10/25/35 [3]	392,264	65,267	Floor 0.000%), 3.612%, 02/20/46 [3]	294,675	43,981

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Interest Only Strip - 1.8% (continued)			Other Investment Companies - 11.8%
GNMA			Dreyfus Government Cash Management Fund,
Series 2016-20, Class SB			Institutional Shares, 2.34%[8]	2,948,071	$2,948,071
(6.100% minus 1 month LIBOR, Cap 6.100%,
Floor 0.000%), 3.612%, 02/20/46 [3]	$311,719	$48,570	Dreyfus Institutional Preferred Government
Series 2016-46, Class JI			Money Market Fund, Institutional Shares,
			2.40% [8]	2,948,071	2,948,071
4.500%, 04/20/46	178,624	39,335
Series 2016-5, Class CS			JPMorgan U.S. Government Money Market Fund,
(6.150% minus 1 month LIBOR, Cap 6.150%,			IM Shares, 2.39% [8]	3,037,406	3,037,406
Floor 0.000%), 3.662%, 01/20/46 [3]	283,874	48,366
			Total Other Investment Companies		8,933,548
Series 2016-81, Class IO
4.000%, 06/20/46	348,565	64,637	Total Short-Term Investments
Series 2016-88, Class SM			(Cost $9,023,531)		9,023,531
(6.100% minus 1 month LIBOR, Cap 6.100%,			Total Investments - 142.5%
Floor 0.000%), 3.612%, 07/20/46 [3]	300,687	51,718	(Cost $108,060,106)		108,076,677
Total Interest Only Strip		1,323,926	Other Assets, less Liabilities - (42.5)%		(32,250,189)
Total U.S. Government and Agency Obligations			Net Assets - 100.0%		$75,826,488
(Cost $95,671,287)		95,740,916
Short-Term Investments - 11.9%
U. S. Government Obligation - 0.1%
U. S. Treasury Bill, 2.322%, 04/04/19 [6,7]	90,000	89,983

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[7] Represents yield to maturity at March 31, 2019.
security may be resold in transactions exempt from registration, normally to qualified	[8] Yield shown represents the March 31, 2019, seven day average yield, which refers to
buyers. At March 31, 2019, the value of these securities amounted to $3,102,853 or 4.1%	the sum of the previous seven days' dividends paid, expressed as an annual
of net assets.	percentage.
[2] Certain variable rate securities are not based on a published reference rate and	CMT	Constant Maturity Treasury
spread but are determined by the issuer or agent and are based on current market	FHLMC	Freddie Mac
conditions. These securities do not indicate a reference rate and spread in their
description above.	FNMA	Fannie Mae
[3] Variable rate security. The rate shown is based on the latest available information as of	GNMA	Ginnie Mae
March 31, 2019.	GSR	Goldman Sachs REMIC
[4] All or part of the security is delayed delivery transaction. The market value for delayed	IO	Interest Only
delivery security at March 31, 2019, amounted to $32,622,944, or 43.0% of net assets.	LIBOR	London Interbank Offered Rate
5 TBA Securities are purchased/sold on a forward commitment basis with an	REMICS	Real Estate Mortgage Investment Conduit
approximate principal amount and no defined maturity date. The actual principal and	TBA	To Be Announced
maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[6] Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2019, amounted to $89,983, or 0.1% of net assets.

Open Futures Contracts
					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)
10-Year U.S. Treasury Note	USD	2	Long	06/19/19	$248,437	$3,745
U. S. Ultra Bond CBT Jun 19	USD	2	Long	06/19/19	336,000	13,245
10-Year Interest Rate Swap	USD	34	Short	06/17/19	(3,572,657)	(104,210)
2-Year U. S. Treasury Note	USD	3	Short	06/28/19	(639,281)	(2,398)
5-Year Interest Rate Swap	USD	23	Short	06/17/19	(2,377,445)	(32,222)
5-Year U.S. Treasury Note	USD	31	Short	06/28/19	(3,590,672)	(34,710)
					Total	$(156,550)

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	—	$2,925,174	—	$2,925,174
Mortgage-Backed Securities	—	387,056	—	387,056
U. S. Government and Agency Obligations †	—	95,740,916	—	95,740,916
Short-Term Investments
U. S. Government Obligation	—	89,983	—	89,983
Other Investment Companies	$8,933,548	—	—	8,933,548
Total Investments in Securities	$8,933,548	$99,143,129	—	$108,076,677
Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$16,990	—	—	$16,990
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(173,540)	—	—	(173,540)
Total Financial Derivative Instruments	$(156,550)	—	—	$(156,550)

† All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Asset-Backed Securities - 2.2%			FNMA REMICS
			Series 2005-68, Class PC
Drive Auto Receivables Trust			5.500%, 07/25/35	$51,808	$52,460
Series 2016-BA, Class C			Series 2005-68, Class PB
3.190%, 07/15/22 [1]	$233,666	$233,738
			5.750%, 07/25/35	5,345	5,386
Home Partners of America Trust			Series 1994-31, Class ZC
Series 2017-1, Class A			6.500%, 02/25/24	167,568	175,863
(1 month LIBOR + 0.817%), 3.299%,			FNMA REMICS Whole Loan
07/17/34 [1,2]	1,672,905	1,665,253
			Series 2005-W2, Class A1
Series 2018-1, Class A			(1 month LIBOR + 0.200%), 2.686%,
(1 month LIBOR + 0.900%), 3.382%,			05/25/35 [2]	486,103	484,826
07/17/37 [1,2]	949,799	947,078
			Series 2003-W13, Class AV2
Total Asset-Backed Securities			(1 month LIBOR + 0.280%), 2.765%,
(Cost $2,860,835)		2,846,069	10/25/33 [2]	6,737	6,568
Mortgage-Backed Security - 0.2%			Series 2004-W14, Class 1AF
			(1 month LIBOR + 0.400%), 2.885%,
Angel Oak Mortgage Trust			07/25/44 [2]	1,294,775	1,281,285
Series 2017-2, Class A1			Series 2004-W5, Class F1
2.478, 07/25/47[1,3]	240,447	238,690	(1 month LIBOR + 0.450%), 2.936%,
Total Mortgage-Backed Security			02/25/47 [2]	287,022	283,825
(Cost $240,444)		238,690	Series 2003-W1, Class 2A
			5.876%, 12/25/42[3]	12,614	13,674
U. S. Government and Agency Obligations -			Series 2003-W4, Class 4A
83.7%			7.500%, 10/25/42[3]	261,455	291,351
Fannie Mae - 53.2%			FNMA Grantor Trust
FNMA REMICS			Series 2003-T4, Class 1A
Series 2011-60, Class UC			(1 month LIBOR + 0.220%), 2.719%,
2.500%, 09/25/39	79,993	80,224	09/26/33 [2]	55,842	55,627
Series 2007-56, Class FN			Series 2002-T5, Class A1
(1 month LIBOR + 0.370%), 2.856%,			(1 month LIBOR + 0.240%), 2.725%,
06/25/37[2]	103,421	103,290	05/25/32 [2]	104,785	103,315
Series 2002-47, Class FD
(1 month LIBOR + 0.400%), 2.885%,			FNMA
08/25/32 [2]	263,578	264,185	4.000%, 04/01/25 to 09/01/48	4,661,415	4,816,038
			(U.S. Treasury Yield Curve CMT 1 year +
Series 2005-13, Class AF			2.106%), 4.000%, 05/01/33[2]	667,602	700,315
(1 month LIBOR + 0.400%), 2.886%,			(12 month LIBOR + 1.721%), 4.070%, 04/01/37[2]	1,894,977	1,962,053
03/25/35 [2]	309,929	309,921	(12 month LIBOR + 1.425%), 4.175%, 09/01/33[2]	259,416	271,589
Series 2003-2, Class FA			(U.S. Treasury Yield Curve CMT 1 year +
(1 month LIBOR + 0.500%), 2.986%,			2.204%), 4.215%, 06/01/33[2]	150,696	157,057
02/25/33 [2]	210,874	212,346
			(U.S. Treasury Yield Curve CMT 1 year +
Series 2011-101, Class KA			2.257%), 4.227%, 05/01/34[2]	1,144,435	1,207,796
3.000%, 01/25/30	677,429	678,993	(6 month LIBOR + 1.600%), 4.268%, 06/01/34[2]	315,959	326,660
Series 2001-63, Class FA			(12 month LIBOR + 1.804%), 4.268%, 06/01/34[2]	894,794	937,838
(1 month LIBOR + 0.550%), 3.032%,			(6 month LIBOR + 1.500%), 4.294%, 02/01/33[2]	507,318	522,261
12/18/31 [2]	235,897	232,382	(12 month LIBOR + 1.615%), 4.341%, 10/01/35[2]	662,172	689,483
Series 2010-8, Class FY			(12 month LIBOR + 1.653%), 4.360%, 07/01/34[2]	603,042	630,568
(1 month LIBOR + 0.750%), 3.236%,			(12 month LIBOR + 1.652%), 4.415%, 08/01/34[2]	85,751	89,400
02/25/40 [2]	598,712	608,384	(6 month LIBOR + 1.560%), 4.416%, 08/01/33[2]	216,892	223,902
Series 2004-27, Class HB			(12 month LIBOR + 1.598%), 4.473%, 12/01/33[2]	256,584	267,164
4.000%, 05/25/19	1,159	1,158	(12 month LIBOR + 1.730%), 4.480%, 06/01/35[2]	55,071	57,701
Series 2008-59, Class KB			4.500%, 10/01/19 to 11/01/56	10,783,279	11,426,618
4.500%, 07/25/23	998	999	4.500%, TBA 30 years[4,5]	1,500,000	1,562,842
Series 2004-53, Class NC			(U.S. Treasury Yield Curve CMT 1 year +
5.500%, 07/25/24	140,609	144,506	2.166%), 4.504%, 12/01/34[2]	770,265	807,110
Series 2005-19, Class PA			(U.S. Treasury Yield Curve CMT 1 year + 2.121%),
5.500%, 07/25/34	39,458	39,897	4.581%, 09/01/33[2]	157,352	162,291
Series 2005-58, Class EP			(12 month LIBOR + 1.820%), 4.690%, 08/01/35[2]	600,925	632,487
5.500%, 07/25/35	110,382	118,370	(U.S. Treasury Yield Curve CMT 1 year +
			2.380%), 4.696%, 01/01/36[2]	1,850,802	1,941,145

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Fannie Mae - 53.2% (continued)			FHLMC
			(U.S. Treasury Yield Curve CMT 1 year +
FNMA			2.250%), 4.125%, 04/01/34[2]	$266,812	$281,288
(12 month LIBOR + 1.620%), 4.705%, 03/01/34 [2]	$120,030	$125,708
			(U.S. Treasury Yield Curve CMT 1 year +
(U.S. Treasury Yield Curve CMT 1 year +			2.159%), 4.188%, 10/01/28[2]	11,084	11,473
2.025%), 4.718%, 01/01/34 [2]	399,597	418,817
			(U.S. Treasury Yield Curve CMT 1 year +
(U.S. Treasury Yield Curve CMT 1 year +			2.250%), 4.262%, 03/01/34 [2]	1,019,541	1,073,171
2.360%), 4.722%, 11/01/34 [2]	1,506,434	1,593,553
			(U.S. Treasury Yield Curve CMT 1 year +
(U.S. Treasury Yield Curve CMT 1 year +			2.396%), 4.308%, 02/01/23[2]	27,257	28,341
2.349%), 4.785%, 04/01/34 [2]	265,006	279,379
			(12 month LIBOR + 1.819%), 4.407%, 09/01/33[2]	874,413	914,254
(U.S. Treasury Yield Curve CMT 1 year +
2.303%), 4.814%, 12/01/34 [2]	974,197	1,027,917	(U.S. Treasury Yield Curve CMT 1 year +
			2.000%), 4.500%, 11/01/33[2]	453,353	472,518
(U.S. Treasury Yield Curve CMT 1 year +
2.332%), 4.817%, 04/01/34 [2]	202,569	211,272	(U.S. Treasury Yield Curve CMT 1 year +
			2.219%), 4.592%, 10/01/33[2]	411,991	432,346
(12 month LIBOR + 1.857%), 4.906%, 01/01/36 [2]	17,436	18,383
(12 month LIBOR + 1.810%), 4.912%, 01/01/33 [2]	530,918	556,275	(U.S. Treasury Yield Curve CMT 1 year +
			2.225%), 4.596%, 10/01/33[2]	581,351	608,774
(12 month LIBOR + 1.800%), 4.921%, 01/01/34 [2]	625,600	656,615
5.000%, 10/01/19 to 07/01/48	12,664,439	13,509,396	(U.S. Treasury Yield Curve CMT 1 year +
			2.225%), 4.704%, 11/01/33[2]	421,128	441,767
5.500%, 01/01/24 to 08/01/41	8,301,315	9,057,334
6.000%, 09/01/21 to 08/01/37	3,221,720	3,467,014	(U.S. Treasury Yield Curve CMT 1 year +
			2.250%), 4.724%, 05/01/34[2]	966,595	1,017,481
6.500%, 12/01/28 to 08/01/32	1,867,972	2,075,744
7.000%, 11/01/22	353,334	364,132	(U.S. Treasury Yield Curve CMT 1 year +
			2.230%), 4.725%, 12/01/33[2]	698,923	734,328
7.500%, 08/01/33 to 09/01/33	41,819	49,230
			(U.S. Treasury Yield Curve CMT 1 year +
Total Fannie Mae		68,351,922	2.511%), 4.729%, 06/01/35 [2]	326,660	345,967
Freddie Mac - 21.1%			5.000%, 07/01/48	413,017	452,335
FHLMC REMICS			(U.S. Treasury Yield Curve CMT 1 year +
			2.691%), 5.099%, 05/01/35[2]	514,186	546,724
Series 3846, Class CK
1.500%, 09/15/20	57	57	Total Freddie Mac		27,070,556
Series 4305, Class KN			Ginnie Mae - 3.9%
2.500%, 03/15/38	498,661	496,890
Series 3153, Class UG			GNMA
(1 month LIBOR + 0.450%), 2.934%,			Series 2014-60, Class DA
05/15/36[2]	1,303,130	1,307,774	1.500%, 03/20/39	190,636	190,174
Series 3501, Class FC			6.000%, 01/15/36	4,341,870	4,877,598
(1 month LIBOR + 1.150%), 3.634%,			Total Ginnie Mae		5,067,772
01/15/39 [2]	539,216	557,015
			U. S. Treasury Obligations - 3.0%
Series 2786, Class BC
4.000%, 04/15/19	713	713	United States Treasury Inflation Indexed Bonds
Series 3535, Class CA			2.375%, 01/15/27	3,407,504	3,895,255
4.000%, 05/15/24	48	49	Interest Only Strip - 2.5%
Series 3609, Class LA
4.000%, 12/15/24	8,321	8,323	FHLMC REMICS
Series 3632, Class AG			Series 2922, Class SE
4.000%, 06/15/38	78,821	79,146	(6.750% minus 1 month LIBOR, Cap 6.750%,
			Floor 0.000%), 4.266%, 02/15/35 [2]	132,090	21,924
Series 3653, Class JK
5.000%, 11/15/38	50,136	50,874	Series 2934, Class HI
			5.000%, 02/15/20	4,635	61
FHLMC Gold Pool			Series 2934, Class KI
2.000%, 01/01/23	179,919	179,748	5.000%, 02/15/20	2,332	25
2.500%, 06/01/22 to 05/01/23	447,738	448,241	Series 2965, Class SA
4.000%, 12/01/44	2,355,968	2,440,165	(6.050% minus 1 month LIBOR, Cap 6.050%,
4.500%, 05/01/19 to 10/01/44	7,789,343	8,248,448	Floor 0.000%), 3.566%, 05/15/32 [2]	304,383	38,509
5.000%, 09/01/19 to 08/01/20	80,827	81,382	Series 2967, Class JI
5.500%, 12/01/32 to 08/01/40	4,053,440	4,447,939	5.000%, 04/15/20	18,578	305
6.000%, 02/01/22 to 01/01/24	1,119,529	1,152,570	Series 2980, Class SL
6.500%, 10/01/23	57,395	58,438	(6.700% minus 1 month LIBOR, Cap 6.700%,
7.000%, 07/01/19	1,814	1,814	Floor 0.000%), 4.216%, 11/15/34 [2]	213,447	47,914
7.500%, 03/01/33	130,279	150,203	Series 2981, Class SU
			(7.800% minus 1 month LIBOR, Cap 7.800%,
			Floor 0.000%), 5.316%, 05/15/30 [2]	152,272	24,443

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Interest Only Strip - 2.5% (continued)			FNMA REMICS
			Series 2008-86, Class IO
FHLMC REMICS			4.500%, 03/25/23	$2,040	$12
Series 3065, Class DI			Series 2008-87, Class AS
(6.620% minus 1 month LIBOR, Cap 6.620%,
Floor 0.000%), 4.136%, 04/15/35 [2]	$473,697	$71,682	(7.650% minus 1 month LIBOR, Cap 7.650%,
			Floor 0.000%), 5.165%, 07/25/33 [2]	523,554	96,666
Series 3308, Class S			Series 2009-31, Class PI
(7.200% minus 1 month LIBOR, Cap 7.200%,
Floor 0.000%), 4.716%, 03/15/32 [2]	253,869	44,665	5.000%, 11/25/38	520,422	72,178
			Series 2010-105, Class IO
Series 3424, Class XI			5.000%, 08/25/20	26,992	302
(6.570% minus 1 month LIBOR, Cap 6.570%,			Series 2010-121, Class IO
Floor 0.000%), 4.086%, 05/15/36 [2]	369,967	57,872
			5.000%, 10/25/25	2,218	21
Series 3489, Class SD			Series 2010-65, Class IO
(7.800% minus 1 month LIBOR, Cap 7.800%,			5.000%, 09/25/20	43,795	864
Floor 0.000%), 5.316%, 06/15/32 [2]	143,801	26,944
			Series 2010-68, Class SJ
Series 3882, Class AI			(6.550% minus 1 month LIBOR, Cap 6.550%,
5.000%, 06/15/26	4,329	89	Floor 0.000%), 4.064%, 07/25/40 [2]	215,882	39,633
Series 3927, Class AI			Series 2011-124, Class IC
4.500%, 08/15/26	122,489	9,363	3.500%, 09/25/21	181,579	2,083
Series 4097, Class CI			Series 2011-63, Class AS
3.000%, 08/15/27	154,878	12,301	(5.920% minus 1 month LIBOR, Cap 5.920%,
Series 4123, Class DI			Floor 0.000%), 3.434%, 07/25/41[2]	243,053	36,477
3.000%, 10/15/27	399,349	29,112	Series 2011-88, Class WI
Series 4395, Class TI			3.500%, 09/25/26	451,874	37,710
4.000%, 05/15/26	402,037	31,381	Series 2012-126, Class SJ
FNMA			(5.000% minus 1 month LIBOR, Cap 5.000%,
Series 306, Class IO			Floor 0.000%), 2.515%, 11/25/42[2]	2,763,154	351,229
8.000%, 05/25/30	44,463	11,649	Series 2012-130, Class UI
FNMA REMICS			3.000%, 12/25/27	185,720	14,692
Series 2004-51, Class SX			Series 2012-150, Class BI
(7.120% minus 1 month LIBOR, Cap 7.120%,			3.000%, 01/25/28	193,201	15,472
Floor 0.000%), 4.635%, 07/25/34 [2]	161,338	28,609	Series 2013-5, Class YI
Series 2004-64, Class SW			3.000%, 02/25/28	210,217	16,711
(7.050% minus 1 month LIBOR, Cap 7.050%,			GNMA
Floor 0.000%), 4.564%, 08/25/34 [2]	473,920	82,682	Series 2011-167, Class IO
Series 2004-66, Class SE			5.000%, 12/16/20	30,836	706
(6.500% minus 1 month LIBOR, Cap 6.500%,			Series 2011-32, Class KS
Floor 0.000%), 4.014%, 09/25/34 [2]	76,765	11,802	(12.100% minus 2 times 1 month LIBOR, Cap
Series 2005-12, Class SC			12.100%, Floor 0.000%), 7.136%, 06/16/34 [2]	104,566	2,552
(6.750% minus 1 month LIBOR, Cap 6.750%,			Series 2011-94, Class IS
Floor 0.000%), 4.264%, 03/25/35 [2]	166,329	25,347	(6.700% minus 1 month LIBOR, Cap 6.700%,
Series 2005-45, Class SR			Floor 0.000%), 4.218%, 06/16/36 [2]	303,073	30,260
(6.720% minus 1 month LIBOR, Cap 6.720%,			Series 2012-101, Class AI
Floor 0.000%), 4.234%, 06/25/35[2]	394,728	65,928	3.500%, 08/20/27	194,984	18,591
Series 2005-65, Class KI			Series 2012-103, Class IB
(7.000% minus 1 month LIBOR, Cap 7.000%,			3.500%, 04/20/40	562,573	44,222
Floor 0.000%), 4.514%, 08/25/35 [2]	949,376	162,131	Series 2012-140, Class IC
Series 2005-66, Class GS			3.500%, 11/20/42	514,475	90,065
(6.850% minus 1 month LIBOR, Cap 6.850%,			Series 2012-34, Class KS
Floor 0.000%), 4.364%, 07/25/20 [2]	6,226	77	(6.050% minus 1 month LIBOR, Cap 6.050%,
Series 2006-3, Class SA			Floor 0.000%), 3.568%, 03/16/42 [2]	2,478,861	503,817
(6.150% minus 1 month LIBOR, Cap 6.150%,			Series 2012-69, Class QI
Floor 0.000%), 3.664%, 03/25/36 [2]	180,742	25,349	4.000%, 03/16/41	889,817	125,649
Series 2007-75, Class JI			Series 2012-96, Class IC
(6.545% minus 1 month LIBOR, Cap 6.545%,			3.000%, 08/20/27	462,064	40,688
Floor 0.000%), 4.059%, 08/25/37 [2]	89,414	15,247	Series 2013-5, Class BI
Series 2007-85, Class SI			3.500%, 01/20/43	202,108	33,847
(6.460% minus 1 month LIBOR, Cap 6.460%,			Series 2014-173, Class AI
Floor 0.000%), 3.974%, 09/25/37 [2]	195,370	31,732	4.000%, 11/20/38	99,734	3,940

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Interest Only Strip - 2.5% (continued)			U. S. Government Obligations - 4.5%
GNMA			U. S. Treasury Bill, 2.322%, 04/04/19 [6,7]	$470,000	$469,909
Series 2016-108, Class QI			U. S. Treasury Bill, 2.322%, 04/23/19 [6]	1,300,000	1,298,089
4.000%, 08/20/46	$302,967	$64,256
Series 2016-118, Class DS			U. S. Treasury Bill, 1.395%, 04/16/19 [6]	4,000,000	3,995,971
(6.100% minus 1 month LIBOR, Cap 6.100%,			Total U.S. Government Obligations		5,763,969
Floor 0.000%), 3.612%, 09/20/46 [2]	519,608	90,132
Series 2016-145, Class UI				Shares
3.500%, 10/20/46	449,553	84,989	Other Investment Companies - 7.1%
Series 2016-17, Class JS
(6.100% minus 1 month LIBOR, Cap 6.100%,			Dreyfus Government Cash Management Fund,
Floor 0.000%), 3.612%, 02/20/46 [2]	517,872	77,293	Institutional Shares, 2.34%[8]	3,030,689	3,030,689
Series 2016-20, Class SB			Dreyfus Institutional Preferred Government
(6.100% minus 1 month LIBOR, Cap 6.100%,			Money Market Fund, Institutional Shares,
Floor 0.000%), 3.612%, 02/20/46 [2]	529,226	82,460	2.40% [8]	3,030,690	3,030,690
Series 2016-46, Class JI
			JPMorgan U.S. Government Money Market Fund,
4.500%, 04/20/46	202,133	44,511	IM Shares, 2.39% [8]	3,122,529	3,122,529
Series 2016-5, Class CS
(6.150% minus 1 month LIBOR, Cap 6.150%,			Total Other Investment Companies		9,183,908
Floor 0.000%), 3.662%, 01/20/46 [2]	490,042	83,492	Total Short-Term Investments
Series 2016-81, Class IO			(Cost $18,947,617)		18,947,617
4.000%, 06/20/46	396,410	73,509
Series 2016-88, Class SM			Total Investments - 100.8%
(6.100% minus 1 month LIBOR, Cap 6.100%,			(Cost $128,992,389)		129,564,944
Floor 0.000%), 3.612%, 07/20/46 [2]	528,437	90,891	Other Assets, less Liabilities - (0.8)%		(1,055,810)
Total Interest Only Strip		3,147,063	Net Assets - 100.0%		$128,509,134
Total U.S. Government and Agency Obligations
(Cost $106,943,493)		107,532,568
Short-Term Investments - 14.7%
U. S. Government and Agency Obligation -
3.1%
FHLMC, 0.032, 04/02/19 [6]	4,000,000	3,999,740

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[6] Represents yield to maturity at March 31, 2019.
security may be resold in transactions exempt from registration, normally to qualified	[7] Some or all of this security is held as collateral for futures contracts. The market value
buyers. At March 31, 2019, the value of these securities amounted to $3,084,759 or 2.4%	of collateral at March 31, 2019, amounted to $399,923, or 0.3% of net assets.
of net assets.	[8] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[2] Variable rate security. The rate shown is based on the latest available information as of	the sum of the previous seven days' dividends paid, expressed as an annual
March 31, 2019.	percentage.
[3] Certain variable rate securities are not based on a published reference rate and	CMT	Constant Maturity Treasury
spread but are determined by the issuer or agent and are based on current market	FHLMC	Freddie Mac
conditions. These securities do not indicate a reference rate and spread in their
description above.	FNMA	Fannie Mae
[4] All or part of the security is delayed delivery transaction. The market value for delayed	GNMA	Ginnie Mae
delivery security at March 31, 2019, amounted to $1,562,842, or 1.2% of net assets.	IO	Interest Only
5 TBA Securities are purchased/sold on a forward commitment basis with an	LIBOR	London Interbank Offered Rate
approximate principal amount and no defined maturity date. The actual principal and	REMICS	Real Estate Mortgage Investment Conduit
maturity date will be determined upon settlement when the specific mortgage pools	TBA	To Be Announced
are assigned.

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

Open Futures Contracts
					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)
10-Year U.S. Treasury Note	USD	26	Long	06/19/19	$3,229,688	$48,690
5-Year U.S. Treasury Note	USD	24	Long	06/28/19	2,779,875	26,753
10-Year Interest Rate Swap	USD	50	Short	06/17/19	(5,253,906)	(153,250)
2-Year U. S. Treasury Note	USD	4	Short	06/28/19	(852,375)	(3,197)
5-Year Interest Rate Swap	USD	116	Short	06/17/19	(11,990,594)	(162,509)
90-Day Euro Futures	USD	17	Short	06/17/19	(4,141,838)	(656)
90-Day Euro Futures	USD	17	Short	09/16/19	(4,145,450)	(6,981)
90-Day Euro Futures	USD	17	Short	03/16/20	(4,151,613)	(17,406)
90-Day Euro Futures	USD	17	Short	03/15/21	(4,159,900)	(29,943)
90-Day Euro Futures	USD	17	Short	03/14/22	(4,157,563)	(30,118)
90-Day Euro Futures	USD	17	Short	06/15/20	(4,155,438)	(22,331)
90-Day Euro Futures	USD	17	Short	06/14/21	(4,159,687)	(30,231)
90-Day Euro Futures	USD	17	Short	06/13/22	(4,156,500)	(29,556)
90-Day Euro Futures	USD	17	Short	09/14/20	(4,158,200)	(26,119)
90-Day Euro Futures	USD	17	Short	09/13/21	(4,159,475)	(30,731)
90-Day Euro Futures	USD	17	Short	09/19/22	(4,155,438)	(29,169)
90-Day Euro Futures	USD	17	Short	12/14/20	(4,158,837)	(28,206)
90-Day Euro Futures	USD	17	Short	12/13/21	(4,158,412)	(30,681)
90-Day Euro Futures	USD	14	Short	12/19/22	(3,421,075)	(26,736)
90-Day Euro Futures	USD	17	Short	12/16/19	(4,146,725)	(11,356)
U. S. Ultra Bond CBT Jun 19	USD	22	Short	06/19/19	(3,696,000)	(146,149)
					Total	$(739,882)

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$2,846,069	—	$2,846,069
Mortgage-Backed Security	—	238,690	—	238,690
U. S. Government and Agency Obligations †	—	107,532,568	—	107,532,568
Short-Term Investments
U. S. Government and Agency Obligation	—	3,999,740	—	3,999,740
U. S. Government Obligations	—	5,763,969	—	5,763,969
Other Investment Companies	$9,183,908	—	—	9,183,908
Total Investments in Securities	$9,183,908	$120,381,036	—	$129,564,944
Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$75,443	—	—	$75,443
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(815,325)	—	—	(815,325)
Total Financial Derivative Instruments	$(739,882)	—	—	$(739,882)

† All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments
(including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation
Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the
“Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities	Total
	Securities Collateral		Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG Chicago Equity Partners Balanced Fund	$12,264,468	$1,211,008	$11,254,985	$12,465,993

The following table summarizes the securities received as collateral for securities lending:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG Chicago Equity Partners Balanced Fund	U. S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48